UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2015

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

Semi-Annual Report to Shareholders

June 30, 2015

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Frontier Emerging Markets Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 06/30/15	1 Year	3 Years	5 Years	10 Years	Since Inception (12/31/97 - 06/30/15)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	–5.23%	7.05%	6.79%	11.10%	12.47%
MSCI Emerging Markets Index[2]	–4.77%	4.08%	4.03%	8.46%	7.80%
MSCI Emerging Markets Growth Index[3]	–2.38%	6.19%	5.43%	8.26%	7.24%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 93.2%
FAR EAST — 54.5%
China — 20.8%
AIA Group, Ltd.	5,543,488	$36,293,645
Baidu, Inc. — SP ADR**	46,538	9,264,785
China Cinda Asset Management Co., Ltd. — H	19,188,804	10,694,072
China Construction Bank Corp. — H	33,607,889	30,696,294
China Everbright International, Ltd.	5,098,382	9,142,366
China Medical System Holdings, Ltd.	1,096,384	1,536,045
China Merchants Bank Co., Ltd. — H	8,271,859	24,116,985
China Mobile, Ltd.	1,923,130	24,623,547
China Overseas Land & Investment, Ltd.	5,037,298	17,773,232
China Telecom Corp., Ltd.	15,874,830	9,318,198
Inner Mongolia Yili Industrial Group Co., Ltd.	2,979,254	9,080,455
JD.com, Inc. — ADR**	271,349	9,253,001
Kweichow Moutai Co. Ltd. — A	557,774	23,175,370
NetEase, Inc. — ADR	153,598	22,250,974
PICC Property & Casualty Co. Ltd. — H	9,103,372	20,739,794
Ping An Insurance Group Co. of China, Ltd. — H	1,855,103	25,056,832
Shenzhou International Group Holdings, Ltd.	2,954,129	14,367,535
Sino Biopharmaceutical, Ltd.	4,303,834	4,997,001
Sunny Optical Technology Group Co., Ltd.	2,429,440	5,296,687
TAL Education Group — ADR**	174,723	6,167,722
Tencent Holdings, Ltd.	1,726,858	34,463,421
Vipshop Holdings, Ltd. — ADR**	197,307	4,390,081
WuXi PharmaTech Cayman, Inc. — ADR**	311,559	13,166,483

		365,864,525

India — 10.9%
Adani Ports & Special Economic Zone, Ltd.	2,266,651	10,959,514
Asian Paints, Ltd.	877,584	10,409,596
Axis Bank, Ltd.	2,703,190	23,727,199
Bharti Infratel, Ltd.	2,168,891	15,224,470
Colgate-Palmolive India, Ltd.	392,601	12,575,501
Eicher Motors, Ltd.	31,122	9,572,508

	Number of Shares	Value (Note A)
Glenmark Pharmaceuticals, Ltd.	478,294	$7,466,959
HDFC Bank, Ltd. — ADR	597,676	36,177,328
Larsen & Toubro, Ltd.	366,644	10,264,650
LIC Housing Finance, Ltd.	1,478,718	10,470,382
Sun Pharmaceutical Industries, Ltd.	633,147	8,695,829
Tata Consultancy Services, Ltd.	278,673	11,163,331
Tata Motors, Ltd. — SP ADR	223,641	7,708,905
Voltas, Ltd.	1,408,651	6,974,681
Zee Entertainment Enterprises, Ltd.	1,879,983	10,861,271

		192,252,124

Taiwan — 9.0%
Catcher Technology Co., Ltd.	1,159,000	14,499,473
Eclat Textile Co., Ltd.	1,483,897	24,335,247
Fubon Financial Holding Co., Ltd.	11,671,011	23,225,140
Hermes Microvision, Inc.	100,429	6,542,394
Largan Precision Co., Ltd.	111,041	12,685,979
Parade Technologies, Ltd.	164,000	1,913,497
Pegatron Corp.	2,542,329	7,440,481
Silicon Motion Technology Corp. — ADR	309,351	10,706,638
Sinbon Electronics Co., Ltd.	3,927,119	7,318,522
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,435,655	32,603,725
Yuanta Financial Holding Co., Ltd.	30,228,000	16,360,907

		157,632,003

South Korea — 8.9%
Amorepacific Corp.	45,276	16,966,577
CJ Corp.	31,920	8,470,411
Hyosung Corp.	39,361	5,081,343
Hyundai Development Co. Engineering & Construction	71,415	4,238,355
Industrial Bank of Korea	1,005,907	13,030,935
Macquarie Korea Infrastructure Fund	438,103	3,161,710
Medy-Tox, Inc.	17,469	8,723,146
Samsung Electronics Co., Ltd.	26,388	29,996,848
Samsung Electronics Co., Ltd. — Pref.	37,527	33,407,424
Samsung Fire & Marine Insurance Co., Ltd.	33,775	8,902,102

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
SK Hynix, Inc.	633,238	$24,013,598

		155,992,449

Thailand — 1.8%
Airports of Thailand PCL — NVDR	2,020,484	18,125,761
Siam Cement PCL — NVDR	855,966	13,178,260

		31,304,021

Indonesia — 1.0%
PT Telekomunikasi Indonesia Persero Tbk	80,436,082	17,676,934
Japan — 1.0%
FANUC Corp.	43,400	8,893,835
Laox Co., Ltd.**	2,211,601	8,439,087

		17,332,922

Philippines — 0.6%
Universal Robina Corp.	2,572,558	11,068,446
Malaysia — 0.5%
IHH Healthcare BHD	5,407,580	8,112,087

Total FAR EAST		957,235,511

NORTH AMERICA — 12.8%
Mexico — 7.5%
Alsea SAB de CV	3,754,442	11,329,612
America Movil SAB de CV — L — ADR	829,649	17,679,820
Cemex SAB de CV — SP ADR**	1,412,410	12,937,676
Fomento Economico Mexicano SAB de CV — SP ADR	151,818	13,525,466
Grupo Aeroportuario del Centro Norte SAB de CV	911,600	4,479,846
Grupo Financiero Banorte SAB de CV — O	4,205,202	23,121,588
Grupo Mexico SAB de CV — B	6,827,351	20,541,780
Grupo Televisa SAB — SP ADR	515,180	19,999,288
Infraestructura Energetica Nova SAB de CV	1,699,880	8,392,600

		132,007,676

United States — 5.3%
Cognizant Technology Solutions Corp. — A**	349,602	21,357,186
EPAM Systems, Inc.**	122,760	8,744,195
Facebook, Inc. — A**	337,119	28,913,011
Schlumberger, Ltd.	144,284	12,435,838
Yum! Brands, Inc.	241,563	21,759,995

		93,210,225

Total NORTH AMERICA		225,217,901

	Number of Shares	Value (Note A)
EUROPE — 8.7%
Russia — 2.2%
Lukoil PJSC	281,285	$12,632,509
Magnit PJSC — SP GDR	257,683	14,342,636
Mail.Ru Group, Ltd. — GDR**	567,077	11,823,555

		38,798,700

Turkey — 1.3%
TAV Havalimanlari Holding AS	1,557,832	13,223,640
Tupras Turkiye Petrol Rafinerileri AS**	367,947	9,321,891

		22,545,531

Austria — 1.3%
Erste Group Bank AG**	789,119	22,411,655
Switzerland — 1.0%
OC Oerlikon Corp. AG	1,376,815	16,861,363
France — 0.8%
Hermes International	39,504	14,736,157
Belgium — 0.8%
Anheuser-Busch InBev NV	113,574	13,611,457
Denmark — 0.7%
Novo Nordisk AS — SP ADR	241,968	13,250,168
United Kingdom — 0.6%
Mondi PLC	501,127	10,795,128

Total EUROPE		153,010,159

AFRICA — 8.3%
South Africa — 7.3%
Aspen Pharmacare Holdings, Ltd.	231,965	6,863,998
FirstRand, Ltd.	4,495,537	19,702,617
MTN Group, Ltd.	876,070	16,472,219
Naspers, Ltd. — N	209,335	32,606,430
Sasol, Ltd.	467,793	17,302,881
Steinhoff International Holdings, Ltd.	2,027,850	12,832,827
Woolworths Holdings, Ltd.	2,618,919	21,225,170

		127,006,142

Egypt — 1.0%
Commercial International Bank Egypt SAE	2,463,432	18,030,247

Total AFRICA		145,036,389

SOUTH AMERICA — 7.5%
Brazil — 5.9%
BB Seguridade Participacoes SA	1,687,200	18,580,852
BRF SA	903,577	19,088,140
Cielo SA	1,293,509	18,284,944

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Itau Unibanco Holding SA — PREF ADR	1,625,338	$17,797,451
Kroton Educacional SA	2,690,792	10,281,628
Raia Drogasil SA	901,868	11,629,053
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	487,125	7,702,250

		103,364,318

Argentina — 0.8%
Banco Macro SA — ADR	159,721	7,283,278
MercadoLibre, Inc.	52,828	7,485,728

		14,769,006

Chile — 0.8%
Banco Santander Chile — ADR	695,052	14,074,803

Total SOUTH AMERICA		132,208,127

MIDDLE EAST — 1.4%
United Arab Emirates — 1.4%
DP World, Ltd	427,593	9,150,490
Emaar Malls Group PJSC**	16,182,167	14,715,467

		23,865,957

Total MIDDLE EAST		23,865,957

Total EQUITY SECURITIES (Cost $1,522,837,200)		1,636,574,044

EQUITY CERTIFICATES — 0.6%
MIDDLE EAST — 0.6%
Saudi Arabia — 0.6%
Samba Financial Group†	1,435,784	9,977,476

Total MIDDLE EAST		9,977,476

Total EQUITY CERTIFICATES (Cost $10,338,374)		9,977,476

TOTAL INVESTMENTS (COST $1,533,175,574)	93.8%	$1,646,551,520
Other Assets In Excess Of Liabilities	6.2%	109,133,357

Net Assets	100.0%	$1,755,684,877

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,540,927,302

Gross Appreciation	$144,506,442
Gross Depreciation	(38,882,224)

Net Appreciation	$105,624,218

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2015, the value of these restricted securities amounted to $9,977,476 or 0.6% of net assets.

Additional information on each restricted security is as follows :

Security	Counter- Party	Acquisition Date (s)	Acquisition Cost
Samba Financial Group	HSBC	09/18/14 to 04/30/15	$10,338,374

ADR — American Depository Receipt

GDR — Global Depository Receipt

HSBC — Hong Kong Shanghai Banking Corporation

NVDR — Non-Voting Depository Receipt

PREF ADR — Preferred American Depository Receipt

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

Regional Weightings*

Asia/Far East Ex-Japan	53.5%
North America	12.8%
Africa	8.3%
South America	7.5%
Western Europe	5.2%
Eastern Europe	3.5%
Middle East	2.0%
Japan	1.0%

Top Ten Holdings*

AIA Group, Ltd.	2.1%
HDFC Bank, Ltd. — ADR	2.1%
Tencent Holdings, Ltd.	2.0%
Samsung Electronics Co., Ltd. — Pref.	1.9%
Naspers, Ltd. — N	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1.9%
China Construction Bank Corp. — H	1.7%
Samsung Electronics Co., Ltd.	1.7%
Facebook, Inc. — A	1.6%
Ping An Insurance Group Co. — H	1.4%

*	All percentages are stated as a percent of net assets at June 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

Industry	Percent of Net Assets
Automobiles	0.4%
Beverages	2.9%
Biotechnology	0.5%
Capital Markets	1.7%
Chemicals	0.9%
Commercial Banks	13.7%
Commercial Services & Supplies	1.0%
Computer & Peripherals	1.3%
Construction & Engineering	1.2%
Construction Materials	1.5%
Diversified Consumer Services	0.9%
Diversified Financial Services	2.5%
Diversified Telecommunication Services	1.5%
Electronic Equipment, Instruments & Components	1.4%
Energy Equipment & Services	0.7%
Food & Staples Retailing	1.5%
Food Products	2.2%
Gas Utilities	0.5%
Health Care Providers & Services	0.5%
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.7%
Industrial Conglomerates	0.5%

Industry	Percent of Net Assets
Insurance	6.2%
Internet & Catalog Retail	0.8%
Internet Software & Services	6.5%
Information Technology Services	3.4%
Life Sciences Tools & Services	0.8%
Machinery	2.0%
Media	3.6%
Metals & Mining	1.2%
Multiline Retail	1.2%
Oil, Gas & Consumable Fuels	2.2%
Paper & Forest Products	0.6%
Personal Products	1.7%
Pharmaceuticals	2.4%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	7.9%
Specialty Retail	0.5%
Textiles, Apparel & Luxury Goods	3.0%
Thrifts Mortgage Finance	0.6%
Transportation Infrastructure	3.2%
Wireless Telecommunication Services	4.2%
Other Assets in Excess of Liabilities	6.2%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only			Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/15	1 Year	3 Years	Since Inception (08/22/11 - 06/30/15)	5 Years	Since Inception (12/01/08 - 06/30/15)
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	4.80%	14.95%	10.00%	10.89%	18.02%
MSCI Emerging Markets Small Cap Index[2]	0.64%	8.30%	4.30%	5.34%	18.59%
MSCI Emerging Markets Index[3]	–4.77%	4.08%	2.90%	4.03%	12.80%

[1]

The Driehaus Emerging Markets Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on December 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to August 21, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Emerging Markets Small Cap Index (MSCI Emerging Markets Small Cap Index) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]

The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization weighted index designed to measure equity market performance in 23 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 90.3%
FAR EAST — 66.0%
China — 20.6%
Beijing Capital International Airport Co., Ltd. — H	7,386,000	$8,518,405
Beijing Urban Construction Design & Development Group Co., Ltd. — H	2,455,000	2,077,623
BYD Electronic International Co., Ltd.**	3,134,000	4,245,215
Canvest Environment Protection Group Co., Ltd.**	4,508,842	2,384,846
China Everbright, Ltd.	854,000	2,963,614
China High Speed Transmission Equipment Group Co., Ltd.**	3,701,000	3,213,258
China Medical System Holdings, Ltd.	1,194,243	1,673,147
China Singyes Solar Technologies Holdings, Ltd.	4,815,017	6,174,413
CT Environmental Group, Ltd.	9,815,506	13,067,841
Haitian International Holdings, Ltd.	1,937,000	4,552,914
Henan Pinggao Electric Co., Ltd. — A	1,496,489	5,205,518
KWG Property Holding, Ltd.	4,754,000	4,010,960
Nine Dragons Paper Holdings, Ltd.	12,936,000	11,314,651
PAX Global Technology, Ltd.**	3,560,006	5,107,013
Phoenix Healthcare Group Co., Ltd.	5,060,000	9,634,925
Sino-Ocean Land Holdings, Ltd.	24,406,298	18,450,620
Summit Ascent Holdings, Ltd.**	9,206,000	5,059,318
Sunny Optical Technology Group Co., Ltd.	1,848,104	4,029,253
TAL Education Group — ADR**	125,479	4,429,409
Vipshop Holdings, Ltd. — ADR**	157,598	3,506,556
Wasion Group Holdings, Ltd.	2,152,000	3,320,358
Xinyi Solar Holdings, Ltd.	21,036,493	8,738,576
Zhuzhou CSR Times Electric Co., Ltd. — H	1,116,500	8,368,475

		140,046,908

India — 15.3%
Bharat Electronics, Ltd.	38,092	2,013,648
Colgate-Palmolive India, Ltd.	88,807	2,844,599
Credit Analysis & Research, Ltd.	135,380	2,995,027

	Number of Shares	Value (Note A)
Dish TV India, Ltd.**	5,276,758	$8,812,550
Gateway Distriparks, Ltd.	274,000	1,475,203
Housing Development & Infrastructure, Ltd.**	1,989,086	2,875,241
Indiabulls Housing Finance, Ltd.	368,843	3,605,313
Jubilant Foodworks, Ltd.**	289,339	8,440,039
Kaveri Seed Co., Ltd.	158,230	1,829,037
Kitex Garments Ltd.	190,688	2,987,735
LIC Housing Finance, Ltd.	1,001,792	7,093,405
Marico Kaya Enterprises, Ltd.**	94,625	2,289,464
Marksans Pharma, Ltd.	2,163,956	2,166,335
Max India, Ltd.	828,243	6,284,658
Natco Pharma, Ltd.	102,983	3,692,785
Oberoi Realty, Ltd.	375,472	1,604,365
Prestige Estates Projects, Ltd.	450,117	1,747,314
SKS Microfinance, Ltd.**	1,757,594	12,881,111
Strides Arcolab, Ltd.	193,682	3,378,638
TVS Motor Co., Ltd.	1,419,103	5,439,746
United Breweries, Ltd.	286,046	4,196,584
Voltas, Ltd.	1,788,200	8,853,949
WABCO India, Ltd.	19,688	1,651,622
Yes Bank, Ltd.	249,103	3,300,967
Zee Learn, Ltd.**	2,843,113	1,605,055

		104,064,390

Taiwan — 13.2%
ASMedia Technology, Inc.	537,000	4,568,620
Cub Elecparts, Inc.	477,000	5,982,887
E.Sun Financial Holding Co., Ltd.	12,485,000	8,335,607
eMemory Technology, Inc.	523,000	7,059,894
Ennoconn Corp.	442,000	5,278,873
Feng TAY Enterprise Co., Ltd.	629,000	3,649,095
Fulgent Sun International Holding Co., Ltd.	1,322,000	3,534,817
Gigasolar Materials Corp.	453,000	8,133,724
Hermes Microvision, Inc.	121,000	7,882,481
Iron Force Industrial Co., Ltd.	579,000	2,589,638
Parade Technologies, Ltd.	706,000	8,237,372
PChome Online, Inc.	276,000	4,562,057
Silergy Corp.	314,000	3,226,045
Silicon Motion Technology Corp. — ADR	146,200	5,059,982
Tung Thih Electronic Co., Ltd.	1,452,000	8,235,428
Voltronic Power Technology Corp.	258,000	3,252,751

		89,589,271

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
South Korea — 8.9%
CJ CGV Co., Ltd.	29,367	$3,369,919
Eugene Technology Co., Ltd.	550,883	7,901,858
Hansae Co., Ltd.	15,554	531,969
Hyundai Development Co. Engineering & Construction	57,975	3,440,715
InBody Co., Ltd.	127,464	5,679,287
ISC Co., Ltd.	87,058	2,989,216
Kolao Holdings	206,660	4,140,796
KONA I Co., Ltd.	119,349	3,530,877
Korea Investment Holdings Co., Ltd.	116,632	6,660,503
Macrogen, Inc.**	81,523	2,832,055
Medy-Tox, Inc.	10,203	5,094,868
Paradise Co., Ltd.	115,578	2,491,955
Sansung Life & Science Co., Ltd.**	44,524	4,131,278
Tera Semicon Co., Ltd.**	273,459	5,062,467
Youngone Corp.	57,184	2,824,724

		60,682,487

Indonesia — 2.0%
PT AKR Corporindo Tbk	3,918,300	1,741,303
PT Matahari Department Store Tbk	2,126,172	2,639,276
PT Matahari Putra Prima Tbk	18,687,600	4,134,890
PT Pakuwon Jati Tbk	59,709,900	1,925,765
PT Surya Citra Media Tbk	15,240,100	3,286,352

		13,727,586

Philippines — 2.0%
GT Capital Holdings, Inc.	94,680	2,868,327
Megaworld Corp.	18,096,115	1,910,346
Security Bank Corp.	934,150	3,345,869
Vista Land & Lifescapes, Inc.	36,976,668	5,207,404

		13,331,946

Thailand — 1.8%
Carabao Group PCL — NVDR	2,739,500	3,528,245
Forth Smart Service PCL — NVDR	5,079,000	1,969,916
Krungthai Card PCL — NVDR	730,197	2,124,080
Muangthai Leasing PCL — NVDR	2,230,000	1,261,062
Srisawad Power 1979 PCL — NVDR	2,930,427	3,470,477

		12,353,780

Malaysia — 1.3%
Berjaya Auto BHD	7,558,320	5,408,816
My EG Services BHD	4,396,700	3,239,551

		8,648,367

	Number of Shares	Value (Note A)
Cambodia — 0.6%
NagaCorp, Ltd.	5,119,437	$3,771,115
Vietnam — 0.3%
Kinh Bac City Development Share Holding Corp.**	2,473,490	1,755,574

Total FAR EAST		447,971,424

EUROPE — 6.3%
Russia — 1.5%
Lenta, Ltd. — GDR**	483,819	3,604,452
Mail.ru Group, Ltd. — GDR**	317,789	6,625,901

		10,230,353

Poland — 1.5%
CCC SA	63,193	2,924,357
Eurocash SA	438,586	4,356,699
TVN SA	549,358	2,802,310

		10,083,366

United Kingdom — 1.4%
Acacia Mining PLC	628,858	2,983,034
KAZ Minerals PLC**	2,146,776	6,860,886

		9,843,920

Turkey — 1.0%
Coca-Cola Icecek AS	254,590	4,236,676
Emlak Konut Gayrimenkul Yatirim Ortakligi AS — REIT	2,572,975	2,649,681

		6,886,357

Norway — 0.9%
DNO ASA**	4,492,162	5,935,731

Total EUROPE		42,979,727

NORTH AMERICA — 6.2%
Mexico — 2.6%
Alsea SAB de CV	2,143,504	6,468,357
Credito Real SAB de CV Sofom ER	846,199	1,892,406
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	54,156	2,125,623
PLA Administradora Industrial S de RL de CV — REIT	1,663,700	3,254,893
Unifin Financiera SAPI de CV Sofom ENR**	1,988,128	4,159,036

		17,900,315

Canada — 1.7%
Bankers Petroleum, Ltd.**	2,752,563	6,831,822
SEMAFO, Inc.**	1,666,879	4,484,158

		11,315,980

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
United States — 1.0%
EPAM Systems, Inc.**	64,683	$4,607,370
Nexteer Automotive Group, Ltd.	1,847,000	1,925,261

		6,532,631

British Virgin Islands — 0.9%
Luxoft Holding, Inc.**	115,268	6,518,405

Total NORTH AMERICA		42,267,331

MIDDLE EAST — 4.7%
Pakistan — 2.9%
Engro Foods, Ltd.**	3,532,837	5,256,820
Fauji Fertilizer Co., Ltd.	2,275,434	3,340,657
Lucky Cement, Ltd.	668,600	3,413,588
Pak Elektron, Ltd.**	4,567,500	3,713,240
United Bank, Ltd.	2,274,600	3,819,942

		19,544,247

United Arab Emirates — 1.8%
Air Arabia PJSC	12,232,508	5,395,372
DAMAC Properties Dubai Co. PJSC**	8,156,549	6,839,873

		12,235,245

Total MIDDLE EAST		31,779,492

SOUTH AMERICA — 4.7%
Brazil — 4.2%
Banco do Estado do Rio Grande do Sul SA — Pref.	1,023,300	2,952,302
Estacio Participacoes SA	538,500	3,108,962
Fleury SA	632,000	3,693,493
GAEC Educacao SA	450,500	3,180,494
Iguatemi Empresa de Shopping Centers SA	550,400	4,406,245
Multiplan Empreendimentos Imobiliarios SA	296,600	4,587,660
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	416,350	6,583,180

		28,512,336

Argentina — 0.5%
Banco Macro SA — ADR	66,382	3,027,019

Total SOUTH AMERICA		31,539,355

AFRICA — 2.4%
South Africa — 1.7%
AVI, Ltd.	444,792	2,981,488
DataTec, Ltd.	346,867	1,838,971
Mr. Price Group, Ltd.	334,584	6,889,141

		11,709,600

	Number of Shares	Value (Note A)
Kenya — 0.5%
Safaricom, Ltd.	17,643,800	$2,922,129
Nigeria — 0.2%
Zenith Bank PLC	15,741,919	1,522,391

Total AFRICA		16,154,120

Total EQUITY SECURITIES (Cost $580,404,007)		612,691,449

EQUITY CERTIFICATES — 3.3%
MIDDLE EAST — 3.3%
Saudi Arabia — 3.3%
Al Khleej Training and Education Co.†	374,938	5,443,955
Al Tayyar Travel Group Holding Co.†	122,984	3,241,444
BUPA Arabia for Cooperative Insurance Co.†	31,923	2,020,544
Dallah Healthcare Holding Co.†	127,418	4,741,182
Jarir Marketing Co.†	56,128	3,306,674
Saudi Airlines Catering Co.†	75,571	3,299,846

		22,053,645

Total MIDDLE EAST		22,053,645

Total EQUITY CERTIFICATES (Cost $19,828,552)		22,053,645

PURCHASED CALL OPTIONS — 0.5%
Equity Volatility Index Fund, Exercise Price $17.00, Expiration Date July 2015**	7,000	1,540,000
PowerShares DB US Dollar Index Bullish Fund, Exercise Price $25.00, Expiration Date July 2015**	75,000	1,950,000

Total PURCHASE CALL OPTIONS (Premiums paid $2,957,780)		3,490,000

PURCHASED PUT OPTIONS — 0.4%
Energy Select Sector SPDR Fund, Exercise Price $54.00, Expiration Date July, 2015**	10,000	735,000
iShares MSCI Emerging Markets Index Fund, Exercise Price $39.00, Expiration Date July, 2015**	25,000	1,250,000

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
iShares Russell 2000 Index Fund, Exercise Price $123.00, Expiration Date July, 2015**	5,000	$595,000
Wisdom Tree India Earnings Fund, Exercise Price $21.00, Expiration Date August, 2015**	10,000	425,000

Total PURCHASED PUT OPTIONS (Premiums paid $3,373,554)		3,005,000

TOTAL INVESTMENTS (COST $606,563,893)	94.5%	$641,240,094
Other Assets In Excess Of Liabilities	5.5%	37,617,388

Net Assets	100.0%	$678,857,482

WRITTEN CALL OPTION — (0.1%)
Equity Volatility Index Fund, Exercise Price $22.00, Expiration Date July 2015	(7,000)	$(770,000)

Total WRITTEN CALL OPTIONS (Premiums received $467,025)		(770,000)

WRITTEN PUT OPTIONS — 0.0%
iShares Russell 2000 Index Fund, Exercise Price $120.00, Expiration Date July, 2015**	(5,000)	(255,000)

Total WRITTEN PUT OPTIONS (Premiums received $256,920)		(255,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$608,104,364

Gross Appreciation	$55,430,362
Gross Depreciation	(22,294,632)

Net Appreciation	$33,135,730

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2015, the value of these restricted securities amounted to $22,053,645 or 3.3% of net assets.

Additional information on each restricted security is as follows :

Security	Counter- Party	Acquisition Date (s)	Acquisition Cost
Al Khleej Training and Education Co.	CSFB	02/24/14 to 06/25/15	$5,242,600
Al Tayyar Travel Group Holding Co.	MLCO	07/11/13 to 04/20/15	$1,986,178
BUPA Arabia for Cooperative Insurance Co.	HSBC	08/04/14	$900,439
Dallah Healthcare Holding Co.	HSBC	12/04/14 to 06/09/15	$4,729,749
Jarir Marketing Co.	HSBC	04/09/15 to 04/20/15	$3,455,701
Saudi Airlines Catering Co.	CSFB & MSCO	03/20/14 to 02/05/15	$3,513,885

ADR — American Depository Receipt

CSFB — CS First Boston

GDR — Global Depository Receipt

HSBC — Hong Kong Shanghai Banking Corporation

MLCO — Merrill Lynch & Co., Inc.

MSCO — Morgan Stanley

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

Regional Weightings(a)(b)

Asia/Far East Ex-Japan	66.0%
Middle East	8.0%
North America	6.2%
South America	4.7%
Eastern Europe	4.0%
Africa	2.4%
Western Europe	2.3%

Top Ten Holdings(a)

Sino-Ocean Land Holdings, Ltd.	2.7%
CT Environmental Group, Ltd.	1.9%
SKS Microfinance, Ltd.	1.9%
Nine Dragons Paper Holdings, Ltd.	1.7%
Phoenix Healthcare Group Co., Ltd.	1.4%
Voltas, Ltd.	1.3%
Dish TV India, Ltd.	1.3%
Xinyi Solar Holdings, Ltd.	1.3%
Beijing Capital International Airport Co., Ltd. — H	1.3%
Jubilant Foodworks, Ltd.	1.2%

(a)	All percentages are stated as a percent of net assets at June 30, 2015.
(b)	Excludes purchased and written options.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.3%
Airlines	0.8%
Auto Components	3.0%
Automobiles	0.8%
Beverages	1.8%
Biotechnology	1.2%
Capital Markets	1.4%
Chemicals	0.5%
Commercial Banks	3.9%
Commercial Services & Supplies	1.9%
Communications Equipment	0.6%
Computers & Peripherals	1.3%
Construction & Engineering	3.0%
Construction Materials	0.5%
Consumer Finance	3.8%
Containers & Packaging	0.6%
Diversified Consumer Services	3.0%
Diversified Financial Services	0.9%
Electrical Equipment	3.5%
Electronic Equipment, Instruments & Components	2.1%
Food & Staples Retailing	1.2%
Food Products	1.5%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	3.6%
Independent Power Producers & Energy Traders	0.4%

Industry	Percent of Net Assets
Insurance	1.2%
Internet & Catalog Retail	0.5%
Internet Software & Services	1.6%
Information Technology Services	2.4%
Machinery	0.7%
Media	2.7%
Metals & Mining	2.1%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	1.9%
Other	1.0%
Paper & Forest Products	1.7%
Personal Products	0.4%
Pharmaceuticals	1.6%
Real Estate Investment Trusts	0.9%
Real Estate Management & Development	8.1%
Semiconductors & Semiconductor Equipment	10.1%
Specialty Retail	2.4%
Textiles, Apparel & Luxury Goods	2.4%
Thrifts & Mortgage Finance	1.6%
Trading Companies & Distributors	1.0%
Transportation Infrastructure	1.8%
Water Utilities	1.9%
Wireless Telecommunication Services	0.4%
Other Assets in Excess of Liabilities	5.5%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $250,000 investment (minimum investment) in the Fund since May 4, 2015 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Cumulative Total Returns as of 06/30/15	Since Inception (05/04/15 - 06/30/15)
Driehaus Frontier Emerging Markets Fund (DRFRX)[1]	–2.30%
MSCI Frontier Markets Index[2]	–3.63%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International Frontier Markets Index provides broad representation of the equity opportunity set while taking investability requirements into consideration within each market. MSCI classifies 33 countries as frontier markets, 24 of which are included in the MSCI Frontier Markets Index.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 78.9%
FAR EAST — 20.3%
Bangladesh — 10.3%
Bata Shoe Co. Bangladesh, Ltd.	6,832	$110,674
BRAC Bank, Ltd.	886,201	447,801
British American Tobacco Bangladesh Co., Ltd.	2,606	102,029
GrameenPhone, Ltd.	22,865	96,928
Heidelberger Cement Bangladesh, Ltd.	12,240	89,752
Marico Bangladesh, Ltd.	8,658	149,560
Olympic Industries, Ltd.	37,072	111,919

		1,108,663

Sri Lanka — 6.5%
Access Engineering PLC	468,943	83,414
Ceylon Cold Stores PLC	40,423	105,740
Chevron Lubricants Lanka PLC	20,963	57,609
Commercial Bank of Ceylon PLC	36,510	43,796
Distilleries Co. of Sri Lanka PLC	60,081	121,240
Hemas Holdings PLC	234,199	143,530
Sampath Bank PLC	76,573	148,396

		703,725

Thailand — 1.4%
Group Lease PCL — NVDR	388,500	149,531
Cambodia — 0.9%
NagaCorp, Ltd.	132,000	97,235
Singapore — 0.7%
Yoma Strategic Holdings, Ltd.**	223,944	70,666
South Korea — 0.5%
Kolao Holdings	2,907	58,247

Total FAR EAST		2,188,067

MIDDLE EAST — 19.5%
Pakistan — 14.5%
Bank Alfalah, Ltd.	446,500	110,994
Berger Paints Pakistan, Ltd.	85,000	77,630
DG Khan Cement Co., Ltd.	58,500	82,064
Engro Fertilizers, Ltd.	187,500	163,394
Engro Foods, Ltd.**	136,163	202,609
Fauji Fertilizer Co., Ltd.	107,066	157,188
Honda Atlas Cars Pakistan, Ltd.	36,900	79,286
HUB Power Co., Ltd.	133,500	122,737
Lucky Cement, Ltd.	26,300	134,277
Pak Elektron, Ltd.**	130,500	106,093
Pakistan Oilfields, Ltd.	28,000	111,098
Pakistan State Oil Co., Ltd.	27,500	104,242
United Bank, Ltd.	63,000	105,802

		1,557,414

	Number of Shares	Value (Note A)
United Arab Emirates — 4.2%
Abu Dhabi Commercial Bank PJSC	71,819	$150,368
Air Arabia PJSC	174,980	77,178
Aramex PJSC	76,169	72,169
Emirates NBD PJSC	15,000	39,778
First Gulf Bank PJSC	28,240	116,869

		456,362

Kuwait — 0.8%
National Bank of Kuwait SAK	28,787	81,868

Total MIDDLE EAST		2,095,644

AFRICA — 18.0%
Kenya — 4.1%
East African Breweries, Ltd.	65,818	201,446
Kenya Commercial Bank, Ltd.	151,479	83,880
Safaricom, Ltd.	924,706	153,148

		438,474

Egypt — 4.0%
Commercial International Bank Egypt SAE — GDR	43,478	319,563
Edita Food Industries SAE — GDR**	6,099	113,441

		433,004

Botswana — 3.8%
Choppies Enterprises, Ltd.	106,819	53,998
Letshego Holdings, Ltd.	1,107,317	359,302

		413,300

Nigeria — 3.8%
Nigerian Breweries PLC	111,586	84,078
Zenith Bank PLC	3,337,996	322,815

		406,893

Togo — 1.0%
Ecobank Transnational, Inc.**	966,394	109,238
South Africa — 0.9%
MTN Group, Ltd.	4,911	92,339
Zimbabwe — 0.4%
Econet Wireless Zimbabwe, Ltd.	110,163	44,065

Total AFRICA		1,937,313

EUROPE — 11.6%
Romania — 3.8%
Banca Transilvania**	397,197	210,684
Fondul Proprietatea SA	1,001,212	198,309

		408,993

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
United Kingdom — 2.5%
Bank of Georgia Holdings PLC	3,779	$115,785
Genel Energy PLC**	6,418	51,127
KAZ Minerals PLC**	33,644	107,523

		274,435

Kazakhstan — 1.6%
Halyk Savings Bank of Kazakhstan JSC — GDR	19,847	168,700
Jersey — 1.2%
Integrated Diagnostics Holdings PLC**	21,818	127,635
Luxembourg — 1.1%
Adecoagro SA**	13,147	121,215
Slovenia — 0.9%
Krka dd	1,330	96,379
Bulgaria — 0.5%
Sopharma AD	28,467	50,131

Total EUROPE		1,247,488

SOUTH AMERICA — 7.9%
Argentina — 6.9%
Banco Macro SA — ADR	2,972	135,523
Grupo Financiero Galicia SA — ADR	9,208	173,018
IRSA Inversiones y Representaciones SA — SP ADR	18,075	324,446
YPF Sociedad Anonima — SP ADR	4,098	112,408

		745,395

Colombia — 1.0%
Banco Davivienda SA	5,034	50,896
Grupo Nutresa SA	6,938	60,879

		111,775

Total SOUTH AMERICA		857,170

NORTH AMERICA — 1.6%
Canada — 1.6%
Bankers Petroleum, Ltd.**	38,721	96,105
SEMAFO, Inc.**	26,814	72,134

		168,239

Total NORTH AMERICA		168,239

Total EQUITY SECURITIES (Cost $8,741,584)		8,493,921

EQUITY CERTIFICATES — 16.1%
MIDDLE EAST — 10.6%
Saudi Arabia — 5.9%
Al Khleej Training and Education Co.†	7,488	108,723
Al Tayyar Travel Group Holding Co.†	2,002	52,766

	Number of Shares	Value (Note A)
Al-Rajhi Bank†	2,999	$48,702
Aldrees Petroleum and Transport Services Co.†	2,993	54,280
BUPA Arabia for Cooperative Insurance Co.†	1,700	107,600
Dallah Healthcare Holding Co.†	1,434	53,359
Herfy Food Services Co., Ltd.†	3,235	100,955
Jarir Marketing Co.†	904	53,257
Saudi Airlines Catering Co.†	1,252	54,669

		634,311

Kuwait — 4.7%
Kuwait Projects Company Holdings KSC†	31,697	66,035
National Bank of Kuwait SAK†	80,569	229,131
VIVA Kuwait Telecom Co.**†	68,121	209,499

		504,665

Total MIDDLE EAST		1,138,976

FAR EAST — 5.5%
Vietnam — 5.5%
Bank of Foreign Trade of Vietnam JSC†	67,410	150,633
Kinh Bac City Development Share Holding Corp.**†	232,410	164,954
Nam Long Investment Corp.†	53,190	46,277
Saigon Securities, Inc.†	108,700	120,952
Vingroup JSC†	55,713	110,975

		593,791

Total FAR EAST		593,791

Total EQUITY CERTIFICATES (Cost $1,679,579)		1,732,767

TOTAL INVESTMENTS (COST $10,421,163)	95.0%	$10,226,688
Other Assets In Excess Of Liabilities	5.0%	537,795

Net Assets	100.0%	$10,764,483

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$10,421,163

Gross Appreciation	$290,032
Gross Depreciation	(484,507)

Net Depreciation	$(194,475)

**	Non-income producing security
†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2015, the value of these restricted securities amounted to $1,732,767 or 16.1% of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2015 (unaudited)

Additional information on each restricted security is as follows:

Security	Counter- Party	Acquisition Date (s)	Acquisition Cost
Al Khleej Training and Education Co.	MSCO	05/04/15 to 06/11/15	$109,710
Al Tayyar Travel Group Holding Co.	MSCO	05/04/15	$57,078
Al Rajhi Bank	MSCO	05/04/15	$50,229
Aldrees Petroleum and Transport Services Co.	MSCO	05/04/15	$52,669
Bank of Foreign Trade of Vietnam JSC	MACQ	05/08/15	$120,691
BUPA Arabia for Cooperative Insurance Co.	MSCO	05/04/15	$100,338
Dallah Healthcare Holding Co.	MSCO	05/04/15	$49,092
Herfy Food Services Co., Ltd	MSCO	05/06/15 to 06/08/15	$108,217
Jarir Marketing Co.	MSCO	05/04/15	$54,991
Kinh Bac City Development Share Holding Corp.	MACQ	05/04/15	$169,868
Kuwait Projects Company Holdings KSC	MLCO	05/04/15	$69,594
Nam Long Investment Corp.	MACQ	05/04/15 to 05/07/15	$47,802
National Bank of Kuwait SAK	MLCO	05/04/15 to 05/11/15	$229,720
Saigon Securities, Inc.	MACQ	05/04/15 to 05/21/15	$104,642
Saudi Airlines Catering Co.	MSCO	05/04/15	$57,037
Vingroup JSC	JPMS	05/04/15	$99,416
VIVA Kuwait Telecom Co.	MLCO	05/04/15 to 05/06/15	$198,485

ADR — American Depository Receipt

GDR — Global Depository Receipt

JPMS — JP Morgan Securities LLC

MACQ — Macquarie Capital Group Ltd.

MLCO — Merrill Lynch & Co., Inc.

MSCO — Morgan Stanley

NVDR — Non-Voting Depository Receipt

SP ADR — Sponsored American Depository Receipt

Regional Weightings*

Middle East	30.1%
Asia/Far East Ex-Japan	25.8%
Africa	18.0%
South America	7.9%
Eastern Europe	6.8%
Western Europe	4.8%
North America	1.6%

Top Ten Holdings*

BRAC Bank, Ltd.	4.2%
Letshego Holdings, Ltd.	3.3%
IRSA Inversiones y Representaciones SA — SP ADR	3.0%
Zenith Bank PLC	3.0%
Commercial International Bank Egypt SAE — GDR	3.0%
National Bank of Kuwait SAK	2.1%
Banca Transilvania	2.0%
VIVA Kuwait Telecom Co.	1.9%
Engro Foods, Ltd.	1.9%
East African Breweries, Ltd.	1.9%

*	All percentages are stated as a percent of net assets at June 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

June 30, 2015 (unaudited)

Industry	Percent of Net Assets
Air Freight & Logistics	0.7%
Airlines	0.7%
Automobiles	0.7%
Beverages	4.8%
Capital Markets	1.1%
Chemicals	3.7%
Commercial Banks	29.9%
Commercial Services & Supplies	0.5%
Construction & Engineering	1.4%
Construction Materials	2.8%
Consumer Finance	4.7%
Diversified Consumer Services	1.0%
Diversified Financial Services	2.5%
Electrical Equipment	1.0%
Food & Staples Retailing	0.5%
Food Products	5.7%
Health Care Providers & Services	1.7%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	2.3%
Independent Power Producers & Energy Traders	1.1%
Industrial Conglomerates	1.3%
Insurance	1.0%
Metals & Mining	1.7%
Oil, Gas & Consumable Fuels	5.5%
Personal Products	1.4%
Pharmaceuticals	1.4%
Real Estate Management & Development	7.4%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Tobacco	1.0%
Wireless Telecommunication Services	5.5%
Other Assets in Excess of Liabilities	5.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/15	1 Year	3 Years	5 Years	Since Inception (09/17/07 - 06/30/15)	10 Years	Since Inception (08/1/02 - 06/30/15)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	2.68%	15.86%	12.78%	5.54%	12.81%	16.98%
MSCI AC World ex USA Small Cap Growth Index[2]	–0.48%	12.55%	10.36%	2.57%	7.45%	10.80%

[1]

The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets on September 17, 2007. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the periods prior to January 1, 2010, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 45 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.6%
EUROPE — 46.5%
United Kingdom — 14.3%
Aldermore Group PLC**	719,924	$3,488,539
Ashtead Group PLC	188,520	3,255,350
Auto Trader Group PLC**	710,059	3,401,687
Booker Group PLC	1,207,959	3,196,221
Domino’s Pizza Group PLC	320,611	3,914,191
Greggs PLC	103,099	1,916,380
Halma PLC	316,093	3,784,534
Howden Joinery Group PLC	1,083,837	8,812,860
Inchcape PLC	250,758	3,195,348
Intermediate Capital Group PLC	327,220	2,825,206
Provident Financial PLC	37,235	1,712,445
Rightmove PLC	65,817	3,388,887
SSP Group PLC	362,070	1,631,602
Ted Baker PLC	57,648	2,641,279

		47,164,529

Germany — 6.5%
Aurelius AG	91,574	3,914,697
Dialog Semiconductor PLC**	58,458	3,160,191
Drillisch AG	68,964	3,075,002
KUKA AG	31,211	2,599,931
Stroeer Media SE	69,982	3,269,020
Zalando SE**	159,756	5,335,114

		21,353,955

Italy — 5.8%
Banca Popolare di Milano Scarl	3,235,878	3,412,719
Brembo SpA	148,522	6,335,093
Industria Macchine Automatiche Spa	34,880	1,625,436
Moncler SpA	247,180	4,579,959
Unione di Banche Italiane ScpA	420,214	3,370,688

		19,323,895

Switzerland — 4.5%
Forbo Holding AG	2,626	3,123,281
Helvetia Holding AG	6,155	3,518,742
Leonteq AG	19,386	3,367,331
U-Blox AG	23,576	4,770,928

		14,780,282

Ireland — 4.0%
Glanbia PLC	129,229	2,539,976
Greencore Group PLC	1,034,223	5,102,540
Kingspan Group PLC	227,578	5,492,947

		13,135,463

France — 3.7%
Ingenico Group	26,567	3,118,804
SEB SA	63,969	5,962,015
Teleperformance	45,017	3,180,369

		12,261,188

	Number of Shares	Value (Note A)
Netherlands — 2.1%
Euronext NV	39,756	$1,565,455
GrandVision NV**	61,913	1,529,568
TomTom NV**	329,930	3,727,888

		6,822,911

Finland — 1.1%
Cramo OYJ	99,258	1,914,383
Orion OYJ — B	46,722	1,634,525

		3,548,908

Sweden — 1.0%
Inwido AB	293,935	3,200,014
Denmark — 0.9%
Genmab AS**	36,418	3,167,303
Spain — 0.9%
Merlin Properties Socimi SA — REIT**	120,686	1,474,636
NH Hotel Group SA**	281,889	1,618,462

		3,093,098

Luxembourg — 0.9%
Aperam SA**	74,360	2,990,217
Norway — 0.8%
XXL ASA	228,079	2,516,288

Total EUROPE		153,358,051

FAR EAST — 37.5%
Japan — 29.2%
ABC-Mart, Inc.	54,600	3,341,537
Alps Electric Co., Ltd.	54,214	1,672,246
Ariake Japan Co., Ltd.	86,640	3,546,729
Asahi Intecc Co., Ltd.	37,296	2,556,796
Daifuku Co., Ltd.	220,216	3,391,814
Dip Corp.	17,058	1,625,169
Hamamatsu Photonics KK	108,700	3,206,332
Haseko Corp.	493,500	5,822,723
Hoshizaki Electric Co., Ltd.	84,860	4,992,377
Konica Minolta, Inc.	267,300	3,121,066
Lion Corp.	351,830	2,820,160
Mabuchi Motor Co., Ltd.	52,746	3,335,818
Minebea Co., Ltd.	99,392	1,641,306
MISUMI Group, Inc.	223,065	3,167,765
Morinaga & Co., Ltd.	865,000	3,703,558
Nichirei Corp.	373,000	2,575,356
Nifco, Inc.	79,526	3,450,448
Nihon M&A Center, Inc.	100,806	4,159,581
NTN Corp.	809,624	5,093,847
Open House Co., Ltd.	139,456	2,359,876
Pigeon Corp.	108,257	3,409,983
Sanwa Holdings Corp.	586,105	4,937,486
Shimizu Corp.	741,250	6,244,464
Start Today Co., Ltd.	91,500	2,560,669
Takeuchi Manufacturing Co., Ltd.	49,500	2,839,319
TechnoPro Holdings, Inc.	48,230	1,213,780
Tokyo Tatemono Co., Ltd.	226,000	3,139,274
Tsuruha Holdings, Inc.	44,100	3,434,024
Zenkoku Hosho Co., Ltd.	84,326	3,004,137

		96,367,640

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
China — 4.2%
Beijing Enterprises Water Group, Ltd.	3,849,562	$3,158,493
China Medical System Holdings, Ltd.	275,931	386,582
CT Environmental Group, Ltd.	2,922,375	3,890,694
Phoenix Healthcare Group Co., Ltd.	753,009	1,433,831
Sino-Ocean Land Holdings, Ltd.	4,384,308	3,314,440
Xinyi Solar Holdings, Ltd.	3,840,414	1,595,311

		13,779,351

Taiwan — 2.8%
E.Sun Financial Holding Co., Ltd.	2,513,649	1,678,237
Eclat Textile Co., Ltd.	219,000	3,591,502
Ennoconn Corp.	210,284	2,511,454
Silicon Motion Technology Corp. — ADR	46,000	1,592,060

		9,373,253

Australia — 1.3%
Domino’s Pizza Enterprises, Ltd.	158,678	4,369,463

Total FAR EAST		123,889,707

NORTH AMERICA — 10.6%
Canada — 8.1%
Bellatrix Exploration, Ltd.**	444,039	1,034,550
CCL Industries, Inc. — B	47,600	5,838,527
Concordia Healthcare Corp.	66,883	4,832,819
Element Financial Corp.**	562,751	8,898,585
FirstService Corp.	52,792	1,467,525
Linamar Corp.	71,829	4,665,147

		26,737,153

Mexico — 2.0%
Alsea SAB de CV	1,075,842	3,246,521
Banregio Grupo Financiero SAB de CV	584,000	3,399,777

		6,646,298

United States — 0.5%
Nexteer Automotive Group, Ltd.	1,500,232	1,563,800

Total NORTH AMERICA		34,947,251

	Number of Shares	Value (Note A)
AFRICA — 1.0%
South Africa — 1.0%
Woolworths Holdings, Ltd.	409,322	$3,317,372

Total AFRICA		3,317,372

Total EQUITY SECURITIES (Cost $272,968,788)		315,512,381

TOTAL INVESTMENTS (COST $272,968,788)	95.6%	$315,512,381
Other Assets In Excess Of Liabilities	4.4%	14,358,278

Net Assets	100.0%	$329,870,659

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$274,768,315

Gross Appreciation	$45,500,183
Gross Depreciation	(4,756,117)

Net Appreciation	$40,744,066

**	Non-income producing security

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

Regional Weightings*

Western Europe	46.5%
Japan	29.2%
North America	10.6%
Asia/Far East Ex-Japan	8.3%
Africa	1.0%

Top Ten Holdings*

Element Financial Corp.	2.7%
Howden Joinery Group PLC	2.7%
Brembo SpA	1.9%
Shimizu Corp.	1.9%
SEB SA	1.8%
CCL Industries, Inc. — B	1.8%
Haseko Corp.	1.8%
Kingspan Group PLC	1.7%
Zalando SE	1.6%
Greencore Group PLC	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

Industry	Percent of Net Assets
Auto Components	4.9%
Biotechnology	1.0%
Building Products	4.1%
Capital Markets	3.1%
Commercial Banks	4.6%
Computer & Peripherals	1.7%
Construction & Engineering	1.9%
Consumer Finance	0.5%
Containers & Packaging	1.8%
Distributors	1.0%
Diversified Financial Services	4.1%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	3.6%
Food & Staples Retailing	2.6%
Food Products	5.3%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.4%
Hotels, Restaurants & Leisure	4.5%
Household Durables	5.6%
Household Products	1.9%

Industry	Percent of Net Assets
Insurance	1.1%
Internet and Catalog Retail	2.4%
Internet Software & Services	1.5%
Machinery	6.7%
Media	2.0%
Metals & Mining	0.9%
Multiline Retail	1.0%
Oil, Gas & Consumable Fuels	0.3%
Pharmaceuticals	2.1%
Professional Services	2.6%
Real Estate Investment Trusts	0.4%
Real Estate Management & Development	3.1%
Semiconductors & Semiconductor Equipment	3.4%
Specialty Retail	4.9%
Textiles, Apparel & Luxury Goods	3.3%
Trading Companies & Distributors	2.5%
Water Utilities	2.1%
Wireless Telecommunication Services	0.9%
Other Assets in Excess of Liabilities	4.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2003 (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns as of 06/30/15	1 Year	Since Inception (11/18/13 - 06/30/15)	3 Years	5 Years	10 Years	From (01/01/03 - 06/30/15)
Driehaus Micro Cap Growth Fund (DMCRX)[1]	29.62%	21.72%	31.68%	22.13%	14.88%	19.25%
Russell Microcap® Growth Index[2]	14.41%	14.19%	22.13%	19.76%	8.22%	11.20%

[1]

The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the micro cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate microcap growth manager's opportunity set.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 94.2%
HEALTH CARE — 36.6%
Biotechnology — 19.1%
Alder Biopharmaceuticals, Inc.**	25,447	$1,347,922
AMAG Pharmaceuticals, Inc.**	10,991	759,038
Aquinox Pharmaceuticals, Inc.**	30,920	214,585
Bellicum Pharmaceuticals, Inc.**	27,188	578,289
BioCryst Pharmaceuticals, Inc.**	80,199	1,197,371
Bluebird Bio, Inc.**	9,013	1,517,519
Blueprint Medicines Corp.**	70,106	1,857,108
Dynavax Technologies Corp.**	53,610	1,255,814
Eagle Pharmaceuticals, Inc.**	9,761	789,274
Esperion Therapeutics, Inc.**	11,657	953,076
Five Prime Therapeutics, Inc.**	55,223	1,371,739
Heron Therapeutics, Inc.**	54,342	1,693,297
Loxo Oncology, Inc.**	80,449	1,450,495
MacroGenics, Inc.**	55,456	2,105,664
Mirati Therapeutics, Inc.**	40,274	1,267,423
NewLink Genetics Corp.**	24,394	1,079,922
Nivalis Therapeutics, Inc.**	43,616	660,782
Raptor Pharmaceutical Corp.**	110,214	1,740,279
Receptos, Inc.**	9,378	1,782,289
Repligen Corp.**	38,205	1,576,720
Sage Therapeutics, Inc.**	17,643	1,287,939
Sunesis Pharmaceuticals, Inc.**	278,494	838,267
Synergy Pharmaceuticals, Inc.**	169,660	1,408,178
Xencor, Inc.**	57,036	1,253,081

		29,986,071

Health Care Equipment & Supplies — 8.0%
AtriCure, Inc.**	128,206	3,158,996
Avinger, Inc.**	51,881	669,784
Cardiovascular Systems, Inc.**	18,193	481,205
Cynosure, Inc. — A**	45,096	1,739,804
K2M Group Holdings, Inc.**	68,725	1,650,775
LDR Holding Corp.**	44,415	1,920,949
LeMaitre Vascular, Inc.	82,494	994,878
The Spectranetics Corp.**	30,876	710,457
Vascular Solutions, Inc.**	33,274	1,155,273

		12,482,121

Health Care Providers & Services — 4.4%
AAC Holdings, Inc.**	37,065	1,614,551
AMN Healthcare Services, Inc.**	104,244	3,293,068
Cross Country Healthcare, Inc.**	157,887	2,002,007

		6,909,626

	Number of Shares	Value (Note A)
Pharmaceuticals — 3.9%
Cempra, Inc.**	23,330	$801,619
Foamix Pharmaceuticals, Ltd.**	117,347	1,202,807
KemPharm, Inc.**	41,837	768,546
Ocular Therapeutix, Inc.**	39,260	825,638
Relypsa, Inc.**	12,355	408,827
Tetraphase Pharmaceuticals, Inc.**	46,111	2,187,506

		6,194,943

Life Sciences Tools & Services — 1.2%
NeoGenomics, Inc.**	346,438	1,874,230

Total HEALTH CARE		57,446,991

INFORMATION TECHNOLOGY — 18.5%
Software — 8.3%
Callidus Software, Inc.**	54,425	847,942
Ellie Mae, Inc.**	22,315	1,557,364
Gigamon, Inc.**	45,329	1,495,404
Globant SA**	76,125	2,316,484
Paycom Software, Inc.**	70,189	2,396,954
Proofpoint, Inc.**	23,679	1,507,642
Silver Spring Networks, Inc.**	77,206	958,126
Telenav, Inc.**	97,493	784,819
Yodlee, Inc.**	83,907	1,211,617

		13,076,352

Semiconductors & Semiconductor Equipment — 5.1%
Ambarella, Inc.**	18,890	1,939,814
NeoPhotonics Corp.**	166,800	1,522,884
Nova Measuring Instruments, Ltd.**	66,614	832,675
Sigma Designs, Inc.**	78,819	940,311
Silicon Motion Technology Corp. — ADR	42,752	1,479,647
Tower Semiconductor, Ltd.**	84,423	1,303,491

		8,018,822

Internet Software & Services — 4.3%
Alarm.com Holdings, Inc.**	47,241	726,567
Q2 Holdings, Inc.**	78,370	2,213,953
QuinStreet, Inc.**	148,675	958,954
Stamps.com, Inc.**	25,209	1,854,626
Tucows, Inc. — A**	32,891	916,014

		6,670,114

Computers & Peripherals — 0.5%
Immersion Corp.**	63,386	803,101
Communications Equipment — 0.3%
Oclaro, Inc.**	217,234	490,949

Total INFORMATION TECHNOLOGY		29,059,338

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
CONSUMER DISCRETIONARY — 17.9%
Hotels, Restaurants & Leisure — 4.2%
Carrols Restaurant Group, Inc.**	148,093	$1,540,167
Fogo De Chao, Inc.**	44,581	1,032,496
Good Times Restaurants, Inc.**	126,609	1,115,425
Levy Acquisition Corp.**	70,459	1,072,386
Rave Restaurant Group, Inc.**	77,006	1,004,928
Wingstop, Inc.**	29,399	834,932

		6,600,334

Specialty Retail — 3.6%
Boot Barn Holdings, Inc.**	53,444	1,710,208
Kirkland’s, Inc.	45,030	1,254,986
MarineMax, Inc.**	76,923	1,808,460
Shoe Carnival, Inc.	33,872	977,546

		5,751,200

Household Durables — 2.4%
Bassett Furniture Industries, Inc.	35,668	1,013,328
Green Brick Partners, Inc.**	158,645	1,737,163
Installed Building Products, Inc.**	40,527	992,101

		3,742,592

Textiles, Apparel & Luxury Goods — 2.2%
Cherokee, Inc.	43,295	1,220,053
Sequential Brands Group, Inc.**	98,640	1,508,206
Superior Uniform Group, Inc.	43,118	713,172

		3,441,431

Leisure Equipment & Products — 2.0%
Nautilus, Inc.**	73,747	1,586,298
Smith & Wesson Holding Corp.**	95,339	1,581,674

		3,167,972

Diversified Consumer Services — 1.3%
2U, Inc.**	28,352	912,651
Chegg, Inc.**	150,754	1,181,911

		2,094,562

Auto Components — 0.7%
Motorcar Parts of America, Inc.**	36,134	1,087,272
Media — 0.5%
Rentrak Corp.**	11,075	773,035
Internet & Catalog Retail — 0.5%
Nutrisystem, Inc.	30,796	766,204
Distributors — 0.5%
Fenix Parts, Inc.**	73,158	733,043

Total CONSUMER DISCRETIONARY		28,157,645

	Number of Shares	Value (Note A)
INDUSTRIALS — 8.5%
Building Products — 3.6%
American Woodmark Corp.**	15,548	$852,808
Builders FirstSource, Inc.**	44,165	567,079
Gibraltar Industries, Inc.**	36,882	751,286
Patrick Industries, Inc.**	32,292	1,228,711
PGT, Inc.**	151,269	2,194,913

		5,594,797

Air Freight & Logistics — 1.4%
Echo Global Logistics, Inc.**	55,240	1,804,138
Radiant Logistics, Inc.**	56,587	413,651

		2,217,789

Aerospace & Defense — 1.4%
TASER International, Inc.**	63,221	2,105,892
Professional Services — 1.0%
Paylocity Holding Corp.**	45,429	1,628,630
Airlines — 0.6%
Hawaiian Holdings, Inc.**	39,509	938,339
Construction & Engineering — 0.5%
MYR Group, Inc.**	27,470	850,471

Total INDUSTRIALS		13,335,918

FINANCIALS — 5.5%
Thrifts & Mortgage Finance —2.3%
LendingTree, Inc.**	45,296	3,560,719
Insurance — 1.8%
Atlas Financial Holdings, Inc.**	73,797	1,463,395
Patriot National, Inc.**	87,083	1,393,328

		2,856,723

Capital Markets — 0.9%
Marcus & Millichap, Inc.**	29,482	1,360,299
Commercial Banks — 0.5%
Wilshire Bancorp, Inc.	61,608	778,109

Total FINANCIALS		8,555,850

TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.3%
8X8, Inc.**	166,867	1,495,128
GTT Communications, Inc.**	117,480	2,804,248
inContact, Inc.**	91,556	903,658

		5,203,034

Total TELECOMMUNICATION SERVICES		5,203,034

ENERGY — 1.8%
Oil, Gas & Consumable Fuels — 1.2%
Gener8 Maritime, Inc.**	69,640	949,193
Renewable Energy Group, Inc.**	86,717	1,002,449

		1,951,642

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (Note A)
Energy Equipment & Services — 0.6%
Independence Contract Drilling, Inc.**	96,353	$854,651

Total ENERGY		2,806,293

CONSUMER STAPLES — 1.5%
Food Products — 1.5%
Calavo Growers, Inc.	21,534	1,118,261
John B Sanfilippo & Son, Inc.	22,532	1,169,411

		2,287,672

Total CONSUMER STAPLES		2,287,672

MATERIALS — 0.6%
Construction Materials — 0.6%
US Concrete, Inc.**	24,012	909,815

Total MATERIALS		909,815

Total EQUITY SECURITIES (Cost $115,661,536)		$147,762,556

TOTAL INVESTMENTS (COST $115,661,536)	94.2%	$147,762,556
Other Assets In Excess Of Liabilities	5.8%	9,055,064

Net Assets	100.0%	$156,817,620

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$116,583,123

Gross Appreciation	$33,433,654
Gross Depreciation	(2,254,221)

Net Appreciation	$31,179,433

**	Non-income producing security

ADR — American Depository Receipt

Top Ten Holdings*

LendingTree, Inc.	2.3%
AMN Healthcare Services, Inc.	2.1%
AtriCure, Inc.	2.0%
GTT Communications, Inc.	1.8%
Paycom Software, Inc.	1.5%
Globant SA	1.5%
Q2 Holdings, Inc.	1.4%
PGT, Inc.	1.4%
Tetraphase Pharmaceuticals, Inc.	1.4%
TASER International, Inc.	1.3%

*	All percentages are stated as a percent of net assets at June 30, 2015.

Notes to Financial Statements are an integral part of this Schedule.

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Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,533,175,574	$606,563,893

Investments, at market value	$1,646,551,520	$641,240,094
Foreign currency*	34,120,548	10,979,774
Cash	50,062,833	32,940,953
Collateral held at custodian for the benefit of brokers	—	8,434,790
Receivables:
Dividends	5,736,991	972,667
Investment securities sold	71,057,934	11,428,203
Fund shares sold	3,785,025	1,637,486
Due from affiliates	—	—
Net unrealized appreciation on unsettled foreign currency transactions	—	4,141
Prepaid expenses	3,012	34,836

TOTAL ASSETS	1,811,317,863	707,672,944

LIABILITIES:
Payables:
Investment securities purchased	47,669,218	24,587,142
Fund shares redeemed	4,610,706	546,199
Net unrealized depreciation on unsettled foreign currency transactions	8,127	—
Due to affiliates	2,219,233	820,776
Accrued foreign capital gains taxes	706,542	1,734,361
Audit and tax fees	18,882	10,650
Accrued expenses	400,278	91,334
Outstanding options written, at value (premiums received $723,945)	—	1,025,000

TOTAL LIABILITIES	55,632,986	28,815,462

NET ASSETS	$1,755,684,877	$678,857,482

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	56,645,457	47,874,082

NET ASSET VALUE	$30.99	$14.18

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2015:
Paid-in capital	$1,679,455,855	$615,215,445
Accumulated net investment income (loss)	(1,323,626)	(1,805,763)
Accumulated net realized gain (loss)	(35,893,951)	31,011,515
Unrealized net foreign exchange gain (loss)	70,653	61,139
Unrealized net appreciation (depreciation) on written options	—	(301,055)
Unrealized net appreciation (depreciation) on investments	113,375,946	34,676,201

NET ASSETS	$1,755,684,877	$678,857,482

*	The cost of foreign currency was $34,061,915, $10,952,539, $45,620, $580,386 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$10,421,163	$272,968,788	$115,661,536

$10,226,688	$315,512,381	$147,762,556
45,483	580,900	—
541,913	8,536,830	1,724,746
—	—	—

8,394	844,633	3,469
—	8,249,068	5,004,422
3,000	63,695	14,816,509
10,361	—	—
—	1,311	—
17,939	—	15,331

10,853,778	333,788,818	169,327,033

55,472	2,227,534	12,193,411
—	1,185,894	135,888
141	—	—
—	410,685	135,616
—	—	—
13,233	33,275	21,612
20,449	60,771	22,886
—	—	—

89,295	3,918,159	12,509,413

$10,764,483	$329,870,659	$156,817,620

1,101,538	31,682,492	11,788,145

$9.77	$10.41	$13.30

$10,997,556	$281,327,138	$110,163,303
9,682	(747,047)	(813,518)
(48,076)	11,722,467	15,366,815
(204)	(12,883)	—
—	—	—
(194,475)	37,580,984	32,101,020

$10,764,483	$329,870,659	$156,817,620

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2015 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends**	$17,721,832	$4,292,729
Other	37,230	—

Total income	17,759,062	4,292,729

Expenses:
Investment advisory fee	13,260,394	4,370,558
Administration fee	448,888	211,145
Professional fees	136,763	48,294
Audit and tax fees	33,201	27,995
Federal and state registration fees	52,570	22,768
Custodian fees	304,975	85,334
Transfer agent fees	182,908	27,559
Trustees’ fees	48,640	26,511
Chief compliance officer fees	4,494	4,494
Reports to shareholders	66,378	16,038
Miscellaneous	29,912	17,103

Total expenses	14,569,123	4,857,799

Investment advisory fees recaptured (waived)	—	—
Administration fees waived	—	—
Transfer agent fees waived	—	—
Other expenses reimbursed by adviser	—	—
Fees paid indirectly	(78,013)	(38,661)

Net expenses	14,491,110	4,819,138

Net investment income (loss)	3,267,952	(526,409)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	23,217,606	37,718,588
Net realized foreign exchange gain (loss)	(2,657,620)	(1,253,050)
Net realized gain (loss) on written options	—	2,725,360
Net change in unrealized foreign exchange gain (loss)	457,366	45,638
Net change in unrealized appreciation (depreciation) on written options	—	(301,055)
Net change in unrealized appreciation (depreciation) on investments***	54,086,302	17,648

Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	75,103,654	38,953,129

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,371,606	$38,426,720

*	Fund commenced operations on May 4, 2015.

**	Dividends are net of $2,648,203, $281,533, $1,466, $335,782 and $0 nonreclaimable foreign taxes withheld, respectively.

***	Net change in unrealized appreciation (depreciation) does not include net unrealized appreciation of $4,962,609 for the Driehaus International Small Cap Growth Fund in connection with the Fund’s merger. See Note I in the Notes to Financial Statements.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations

For the Six Months Ended June 30, 2015 (unaudited)

Driehaus Frontier Emerging Markets Fund*	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund

$42,945	$2,893,784	$104,742
—	—	—

42,945	2,893,784	104,742

24,963	2,137,630	739,166
10,699	131,250	62,539
2,438	26,384	14,658
13,233	26,012	22,044
3,972	9,564	11,725
12,638	27,542	9,193
6,629	23,333	20,795
4,768	21,441	19,452
2,384	4,494	4,494
2,746	10,384	7,463
2,719	15,957	14,268

87,189	2,433,991	925,797

(24,963)	—	—
(2,364)	—	—
(5,674)	—	(6,252)
(20,905)	—	—
(20)	(19,241)	(1,285)

33,263	2,414,750	918,260

9,682	479,034	(813,518)

(37,303)	15,336,314	14,278,996
(10,773)	(113,161)	—
—	—	—
(204)	7,014	—

—	—	—

(194,475)	19,850,856	6,633,003

(242,755)	35,081,023	20,911,999

$(233,073)	$35,560,057	$20,098,481

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,267,952	$2,062,220	$(526,409)	$(506,094)
Net realized gain (loss) on investments, written options and foreign currency transactions	20,559,986	(23,211)	39,190,898	(2,474,594)
Net change in unrealized gain (loss) on investments, written options and foreign currency transactions	54,543,668	(116,879,122)	(237,769)	7,398,856

Net increase (decrease) in net assets resulting from operations	78,371,606	(114,840,113)	38,426,720	4,418,168

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	(54,103,175)	—	—

Total distributions to shareholders	—	(54,103,175)	—	—

Capital share transactions:
Proceeds from shares sold	225,975,143	693,446,944	257,350,569	426,167,539
Proceeds from shares issued in connection with merger (see Note I)	—	—	—	—
Reinvestment of distributions	—	51,221,013	—	—
Cost of shares redeemed	(249,926,004)	(509,558,324)	(127,117,829)	(111,716,374)
Redemption fees	45,284	186,630	23,462	20,494

Net increase (decrease) in net assets derived from capital share transactions and merger activity	(23,905,577)	235,296,263	130,256,202	314,471,659

Total increase (decrease) in net assets	54,466,029	66,352,975	168,682,922	318,889,827

NET ASSETS:

Beginning of period	$1,701,218,848	$1,634,865,873	$510,174,560	$191,284,733

End of period	$1,755,684,877	$1,701,218,848	$678,857,482	$510,174,560

Accumulated net investment income (loss)	$(1,323,626)	$(4,591,578)	$(1,805,763)	$(1,279,354)

Capital share transactions are as follows:
Shares issued	7,290,132	21,385,832	18,415,756	31,805,044
Shares issued in connection with merger (see Note I)	—	—	—	—
Shares reinvested	—	1,731,026	—	—
Shares redeemed	(8,056,658)	(15,968,610)	(9,167,734)	(8,496,865)

Net increase (decrease) from capital share transactions and merger activity	(766,526)	7,148,248	9,248,022	23,308,179

*	Fund commenced operations on May 4, 2015.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus Frontier Emerging Markets Fund	Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the period May 4, 2015 through June 30, 2015* (unaudited)	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014

$9,682	$479,034	$(975,535)	$(813,518)	$(1,404,609)
(48,076)	15,223,153	12,613,057	14,278,996	1,492,816
(194,679)	19,857,870	(22,136,906)	6,633,003	7,233,238

(233,073)	35,560,057	(10,499,384)	20,098,481	7,321,445

—	—	(1,354,663)	—	—
—	—	(24,445,714)	—	(3,527,388)

—	—	(25,800,377)	—	(3,527,388)

10,997,556	12,769,743	15,508,526	49,716,239	62,163,421
—	79,717,913	—	—	—
—	—	22,612,764	—	3,082,937
—	(17,156,235)	(53,517,412)	(24,859,229)	(31,884,076)
—	604	3,732	16,462	12,543

10,997,556	75,332,025	(15,392,390)	24,873,472	33,374,825

10,764,483	110,892,082	(51,692,151)	44,971,953	37,168,882

$—	$218,978,577	$270,670,714	$111,845,667	$74,676,785

$10,764,483	$329,870,659	$218,978,563	$156,817,620	$111,845,667

$9,682	$(747,047)	$(1,226,081)	$(813,518)	$—

1,101,538	1,298,127	1,427,397	3,920,124	5,750,668
—	8,325,014	—	—	—
—	—	2,436,720	—	278,999
—	(1,737,005)	(5,035,552)	(2,076,136)	(3,035,803)

1,101,538	7,886,136	(1,171,435)	1,843,988	2,993,864

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)		For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Net asset value, beginning of period	$29.63		$32.53	$30.61	$25.72	$32.20	$29.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		0.04	0.10	0.13	0.16	(0.04)^
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.30		(1.99)	2.62	4.88	(4.97)	6.84

Total income (loss) from investment operations	1.36		(1.95)	2.72	5.01	(4.81)	6.80

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—	(0.12)	—	(0.69)
Distributions from capital gains	—		(0.95)	(0.80)	—	(1.67)	(3.15)

Total distributions	—		(0.95)	(0.80)	(0.12)	(1.67)	(3.84)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00 ~

Net asset value, end of period	$30.99		$29.63	$32.53	$30.61	$25.72	$32.20

Total Return	4.55	%**	(5.96)%	8.92%	19.51%	(15.02)%	23.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$1,755,685		$1,701,219	$1,634,866	$989,258	$741,291	$834,311
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.65	%*	1.65%	1.66%	1.68%	1.68%	1.69%
Ratio of net expenses to average net assets	1.64	%*#	1.63%#	1.64%#	1.66%#	1.64%#	1.63%#
Ratio of net investment income (loss) to average net assets	0.37	%*#	0.11%#	0.33%#	0.48%#	0.49%#	(0.15)%#
Portfolio turnover	132	%**	289%	264%	278%	342%	293%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the year ended December 31, 2013		For the year ended December 31, 2012		For the period August 22, 2011 through December 31, 2011
Net asset value, beginning of period	$13.21		$12.49		$11.15		$8.81		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01	)^	(0.02	)^	(0.00	)^~	0.00	^~	(0.03)
Net realized and unrealized gain (loss) on investments	0.98		0.74		1.36		2.52		(1.16)

Total income (loss) from investment operations	0.97		0.72		1.36		2.52		(1.19)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		(0.02)		(0.18)		—
Distributions from capital gains	—		—		—		—		—

Total distributions	—		—		(0.02)		(0.18)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.00	~	0.00	~	—

Net asset value, end of period	$14.18		$13.21		$12.49		$11.15		$8.81

Total Return	7.34	%**	5.77%		12.11%		28.83%		(11.90	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$678,857		$510,175		$191,285		$80,997		$32,720
Ratio of expenses before reimbursements and/or recapture, waivers and fees paid indirectly to average net assets	1.67	%*	1.73%		1.85%		2.15%		2.74	%*
Ratio of net expenses to average net assets	1.65	%*#	1.71	%+#	1.90	%+#	1.99	%+#	1.97	%*+#
Ratio of net investment loss to average net assets	(0.18	)%*#	(0.14	)%+#	(0.02	)%+#	(0.02	)%+#	(0.91	)%*+#
Portfolio turnover	145	%**	265%		223%		183%		74	%**

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until August 21, 2014.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Frontier Emerging Markets Fund

Financial Highlights

	For the period May 4, 2015 through June 30, 2015 (unaudited)
Net asset value, beginning of period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	(0.24)

Total income (loss) from investment operations	(0.23)

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Redemption fees added to paid-in capital	—

Net asset value, end of period	$9.77

Total Return	(2.30	)%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$10,764
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	5.24	%*
Ratio of net expenses to average net assets	2.00	%*+#
Ratio of net investment income (loss) to average net assets	0.58	%*+#
Portfolio turnover	9	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 4, 2015. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until May 4, 2018.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)		For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Net asset value, beginning of period	$9.20		$10.84	$9.45	$8.51	$9.66	$7.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03		(0.04)	(0.01)^	0.03	0.07	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.18		(0.42)	2.74	0.95	(1.17)	2.14

Total income (loss) from investment operations	1.21		(0.46)	2.73	0.98	(1.10)	2.08

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.06)	(0.13)	(0.04)	(0.05)	(0.06)
Distributions from capital gains	—		(1.12)	(1.21)	—	—	—

Total distributions	—		(1.18)	(1.34)	(0.04)	(0.05)	(0.06)

Redemption fees added to paid-in capital	0.00	~	0.00 ~	0.00 ~	0.00 ~	0.00 ~	0.00	~

Net asset value, end of period	$10.41		$9.20	$10.84	$9.45	$8.51	$9.66

Total Return	13.15	%**	(4.32)%	29.24%	11.67%	(11.39)%	27.13%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$329,871		$218,979	$270,671	$234,959	$232,729	$258,446
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.71	%*	1.74%	1.73%	1.76%	1.73%	1.75%
Ratio of net expenses to average net assets	1.69	%*#	1.72%#	1.70%#	1.74%#	1.69%#	1.72	%+#
Ratio of net investment income (loss) to average net assets	0.34	%*#	(0.40)%#	(0.11)%#	0.31%#	0.66%#	(0.76	)%+#
Portfolio turnover	128	%**	277%	320%	280%	311%	298%

*	Annualized

**	Not Annualized

^	Net investment income (loss) per share has been calculated using the average shares method.

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)		For the year ended December 31, 2014		For the period November 18, 2013 through December 31, 2013
Net asset value, beginning of period	$11.25		$10.74		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.07)		(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments	2.12		1.01		0.76

Total income (loss) from investment operations	2.05		0.87		0.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—
Distributions from capital gains	—		(0.36)		—

Total distributions	—		(0.36)		—

Redemption fees added to paid-in capital	0.00	~	0.00	~	—

Net asset value, end of period	$13.30		$11.25		$10.74

Total Return	18.22	%**	8.21%		7.40	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$156,818		$111,846		$74,677
Ratio of expenses before reimbursements and waivers and fees recaptured, if any, to average net assets	1.57	%*	1.59%		2.28	%*
Ratio of net expenses to average net assets	1.55	%*+#	1.60	%+#	1.70	%*+#
Ratio of net investment income (loss) to average net assets	(1.38	)%*+#	(1.39	)%+#	(1.55	)%*+#
Portfolio turnover	101	%**	191%		21	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, November 18, 2013. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.70% of average daily net assets until November 18, 2016.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The five series (“Funds” or each a “Fund”) included in this report are as follows:

Fund	Commencement of Operations
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus Emerging Markets Small Cap Growth Fund	08/22/11
Driehaus Frontier Emerging Markets Fund	05/04/15
Driehaus International Small Cap Growth Fund*	09/17/07
Driehaus Micro Cap Growth	11/18/13

*	On December 29, 2010, the Driehaus International Small Cap Growth Fund was closed to new investors.

The investment objective of each Fund is to maximize capital appreciation.

Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Driehaus Emerging Markets Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of small capitalization emerging markets companies.

Driehaus Frontier Emerging Markets Fund seeks to achieve its objective by investing primarily in equity securities of frontier emerging markets companies.

Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

Driehaus Micro Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of micro capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year-End

The fiscal year-end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity Certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2015 is as follows:

Fund	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities*	$1,636,574,044	$1,636,574,044	$—	$—
Equity Certificates*	9,977,476	—	9,977,476	—

Total Investments	$1,646,551,520	$1,636,574,044	$9,977,476	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$16,154,120	$16,154,120	$—	$—
Europe	42,979,727	42,979,727	—
Far East	447,971,424	440,476,442	7,494,982	—
Middle East	31,779,492	31,779,492	—	—
North America	42,267,331	42,267,331	—	—
South America	31,539,355	31,539,355	—	—
Equity Certificates*	22,053,645	—	22,053,645	—
Purchased Call Options by Risk Category:
Equity Contracts	1,540,000	1,540,000	—	—
Foreign Currency Contracts	1,950,000	1,950,000	—	—
Purchased Put Options by Risk Category:
Commodity Contracts	735,000	735,000	—	—
Equity Contracts	2,270,000	2,270,000	—	—

Total Investments	$641,240,094	$611,691,467	$29,548,627	$—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Fund	Total Value at June 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Written Call Options by Risk Category:
Equity Contracts	$(770,000)	$(770,000)	$—	$—
Written Put Options by Risk Category:
Equity Contracts	(255,000)	(255,000)	—	—

Total Liabilities	$(1,025,000)	$(1,025,000)	$—	$—

Driehaus Frontier Emerging Markets Fund
Equity Securities*	$8,493,921	$8,493,921	$—	$—
Equity Certificates*	1,732,767	—	1,732,767	—

Total Investments	$10,226,688	$8,493,921	$1,732,767	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$315,512,381	$315,512,381	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$147,762,556	$147,762,556	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended June 30, 2015, a security with end of period values of $2,289,464 held by Driehaus Emerging Markets Small Cap Growth Fund was transferred from level 1 to level 2. For the period ended June 30, 2015, securities with end of period values of $436,319,578, $170,778,407 and $129,306,886 held by Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund, respectively, were transferred from level 2 to level 1.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Options Contracts

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2015 through June 30, 2015, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund were $4,460,152 and $241,315, respectively.

The premiums received and the number of option contracts written during the period ended June 30, 2015 were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	—	$—
Options written	219,500	8,111,329
Options closed	(207,500)	(7,387,384)
Options expired	—	—

Options outstanding at June 30, 2015	12,000	$723,945

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2015, the Funds had outstanding options as listed on the Schedule of Investments.

Equity Certificates

The Funds may invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

On June 30, 2015, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus Frontier Emerging Markets Fund had unrealized appreciation (depreciation) of $(360,898), $2,225,093 and $53,188, respectively, as a result of their investments in these financial instruments. The aggregate market values of these certificates for Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus Frontier Emerging Markets Funds represented 0.6%, 3.4% and 16.9%, respectively, of their total market values at June 30, 2015.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the Financial Accounting Standards Board’s (“FASB”) “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$9,977,476

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Commodity contracts	Investments, at market value	$735,000
Equity contracts	Investments, at market value	$25,863,645	Outstanding options written, at value	$1,025,000
Foreign currency contracts	Investments, at market value	$1,950,000

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments, at market value	$1,732,767

The following table sets forth the Driehaus Emerging Markets Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$(4,059,619)

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

	Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates	Purchased Options	Written Options
Equity contracts	$15,886,990	$(11,826,334)	$2,725,360
Commodity contracts	—	2,894,434	—

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

Amount of realized gain (loss) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$(4,034)

The following table sets forth the Driehaus Emerging Markets Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$933,063

The following table sets forth the Driehaus Emerging Markets Small Cap Growth Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

	Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates	Purchase Options
Equity contracts	$(13,207,295)	$663,956
Commodity contracts	—	(125,400)
Foreign currency contracts	—	84,500

The following table sets forth the Driehaus Frontier Emerging Markets Fund’s change in unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015.

Change in unrealized appreciation (depreciation) on derivatives
Risk exposure category	Equity Certificates
Equity contracts	$53,188

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2013, 2012 and 2011 remain open to Federal and state audit. As of June 30, 2015, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

For the year ended December 31, 2014, reclassifications were recorded to undistributed net investment income, undistributed net realized gain and paid-in capital for any permanent tax differences. These

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. The following table shows the expiration dates for capital loss carryover from pre-enactment taxable years and the amounts of capital loss carryover, if any, by each of the applicable Funds as of December 31, 2014:

	Pre-Enactment Net Capital Loss Carryover Expiring In		Post-Enactment Unlimited Period of Net Capital Loss Carryover
Fund	2016	2017	Short- Term	Long-Term	Accumulated Capital Loss Carryover
Driehaus Emerging Markets Small Cap Growth Fund	$—	$—	$6,697,111	$—	$6,697,111

During the year ended December 31, 2014, Driehaus Emerging Markets Small Cap Growth Fund utilized $32,924 of capital loss carryforwards.

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2014, the following qualified late-year losses were deferred and recognized on January 1, 2015:

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral	Total
Driehaus Emerging Markets Growth Fund	$4,708,682	$47,578,610	$—	$52,287,292
Driehaus Emerging Markets Small Cap Growth Fund	1,221,155	—	—	1,221,155
Driehaus International Small Cap Growth Fund	561,360	4,421,290	—	4,982,650

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2015.

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$1,569,189	$—	$10,021,652	$1,275,778
Net long-term capital gain	52,533,986	—	15,778,725	2,251,610

Total distributions paid	$54,103,175	$—	$25,800,377	$3,527,388

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from:	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Ordinary income	$—	$309,776	$16,561,929	$—
Net long-term capital gain	38,958,248	—	13,844,049	—

Total distributions paid	$38,958,248	$309,776	$30,405,978	$—

As of December 31, 2014, the components of net assets on a tax basis were as follows:

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund
Undistributed ordinary income	$—	$—	$—	$—
Undistributed long-term capital gain	—	—	2,047,729	2,009,406

Accumulated earnings	$—	$—	$2,047,729	$2,009,406
Paid-in capital	1,703,361,432	484,959,243	205,995,113	85,289,831
Accumulated capital and other losses	(52,287,292)	(7,918,266)	(4,982,650)	—
Unrealized appreciation (depreciation) on foreign currency	(269,609)	15,501	(12,216)	—
Unrealized appreciation on investments	50,414,317	33,118,082	15,930,601	24,546,430

Net assets	$1,701,218,848	$510,174,560	$218,978,577	$111,845,667

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on spot contracts underlying securities transactions and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of spot contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2015.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets.

DCM entered into an agreement to cap Driehaus Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until August 21, 2014. For a period of three years subsequent to the Fund’s commencement of operations, DCM was entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap. For the six months ended June 30, 2015, DCM did not waive or recapture fees for Driehaus Emerging Markets Small Cap Growth Fund under this agreement.

DCM has entered into an agreement to cap Driehaus Micro Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.70% of average daily net assets until November 18, 2016. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six months ended June 30, 2015, DCM did not waive or recapture fees for Driehaus Micro Cap Growth Fund under this agreement.

DCM has entered into a contractual agreement to cap Driehaus Frontier Emerging Markets Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses) at 2.00% of average daily net assets until May 4, 2018. For a period of three years subsequent to the Fund’s commencement of operations on May 4, 2015, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2015, DCM waived fees for Driehaus Frontier Emerging Markets Fund totaling $24,963 and reimbursed expenses of $20,905 under this agreement, and the amount of potential recovery expiring May 4, 2018 was $45,868.

The amounts accrued and payable to DCM during the six months ended June 30, 2015 are as follows:

Fund	Advisory Fees	Advisory Fees Payable (included in Due to affiliates)
Driehaus Emerging Markets Growth Fund	$13,260,394	$2,219,233
Driehaus Emerging Markets Small Cap Growth Fund	4,370,558	820,776
Driehaus Frontier Emerging Markets Fund	24,963	—
Driehaus International Small Cap Growth Fund	2,137,630	410,685
Driehaus Micro Cap Growth Fund	739,166	135,616

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2015, these arrangements reduced the expenses of Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Frontier Emerging Markets Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund by $78,013 (0.5%), $38,661 (0.8%), $20 (0.0%), $19,241 (0.8%) and $1,285 (0.1%), respectively.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary and bonus. No other officers received compensation from the Funds.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Funds’ administrative and accounting agent. In compensation for these services, BNY Mellon earns the larger of a monthly minimum fee or a monthly fee based upon average net assets. For the six months ended June 30, 2015, BNY Mellon waived $2,364 for administrative and accounting fees for Driehaus Frontier Emerging Markets Fund. BNY Mellon also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, BNY Mellon earns a monthly fee based on shareholder processing activity during the month. BNY Mellon has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus Frontier Emerging Markets Fund and Driehaus Micro Cap Growth Fund. For the six months ended June 30, 2015, BNY Mellon waived $5,674 and $6,252, respectively, for Driehaus Frontier Emerging Markets Fund and Driehaus Micro Cap Growth Fund.

C.  OTHER FINANCIAL INSTRUMENTS

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2015, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on spot contracts is reflected as a separate line item in the Statements of Assets and Liabilities. On June 30, 2015, the Funds’ currency transactions were limited to transaction hedges.

D.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations and options, for the six months ended June 30, 2015 were as follows:

Fund	Purchases	Sales
Driehaus Emerging Markets Growth Fund	$2,198,516,787	$2,264,889,122
Driehaus Emerging Markets Small Cap Growth Fund	918,552,401	799,542,199
Driehaus Frontier Emerging Markets Fund	11,372,088	913,622
Driehaus International Small Cap Growth Fund	361,790,232	346,646,415
Driehaus Micro Cap Growth Fund	134,705,585	119,922,367

E.  RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. On June 30, 2015, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note A).

F.  LINE OF CREDIT

Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund and Driehaus Micro Cap Growth Fund have, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. At June 30, 2015, the Funds had no outstanding borrowings under the line of credit.

G.  FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.  REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

I.  FUND MERGERS

At a meeting of the Board of Trustees of the Trust held on October 23, 2014, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Agreement”) of the Driehaus International Discovery Fund with and into the Driehaus International Small Cap Growth Fund (the “Merger”), each a series of the Trust. The shareholders of the Driehaus International Discovery Fund approved the Agreement during a special meeting of the shareholders held on February 11, 2015.

The Merger, which occurred after the close of business on March 6, 2015, was accomplished by a tax-free exchange of 8,325,014 shares of the Driehaus International Small Cap Growth Fund for 2,568,861 shares of the Driehaus International Discovery Fund outstanding at that date. The following is a summary of shares outstanding, net assets and net asset value per share for these Funds before and after the Merger:

	Before Reorganization		After Reorganization
	Driehaus International Discovery Fund	Driehaus International Small Cap Growth Fund	Driehaus International Small Cap Growth Fund
Shares Outstanding	2,568,861	23,904,657	32,229,671
Net Assets	$79,717,913	$228,904,169	$308,622,082
Net Asset Value	$31.03	$9.58	$9.58
Unrealized Appreciation	$4,962,609	$25,939,590	$30,902,199

Assuming this reorganization had been completed on January 1, 2015, the Driehaus International Small Cap Growth Fund’s results of operations for the six months ended June 30, 2015 would have been as follows:

Net investment loss	$(604,057)
Net realized and change in unrealized gains (losses) on investments	$13,414,846
Net increase in assets from operations	$12,810,789

Because the combined portfolios of investments have been managed as a single portfolio since the merger was completed, it is not practical to separate the amounts of revenue and earnings to the Driehaus International Small Cap Growth Fund that have been included in its statement of operations since the mergers.

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2015.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Emerging Markets Growth Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000	$1,045.50	$8.32
Hypothetical (5% return before expenses)	$1,000	$1,016.66	$8.20

Driehaus Emerging Markets Small Cap Growth Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000	$1,073.40	$8.48
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.25

Fund Expense Examples (unaudited) — (Continued)

Driehaus Frontier Emerging Markets Fund**

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000	$977.00	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,014.88	$9.99

Driehaus International Small Cap Growth Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000	$1,131.50	$8.93
Hypothetical (5% return before expenses)	$1,000	$1,016.41	$8.45

Driehaus Micro Cap Growth Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000	$1,182.20	$8.39
Hypothetical (5% return before expenses)	$1,000	$1,017.11	$7.75

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

**	The Driehaus Frontier Emerging Markets Fund commenced operations on May 4, 2015. The actual return and expenses paid during the period by this Fund were for the period from May 4, 2015 to June 30, 2015 (58 days) instead of the entire six-month period. The hypothetical return is based on the entire six-month period for comparison purposes.

Driehaus Emerging Markets Growth Fund	1.64%
Driehaus Emerging Markets Small Cap Growth Fund	1.65%
Driehaus Frontier Emerging Markets Fund	2.00%
Driehaus International Small Cap Growth Fund	1.69%
Driehaus Micro Cap Growth Fund	1.55%

Shareholder Information

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF DRIEHAUS INTERNATIONAL DISCOVERY FUND

At a Special Meeting of Shareholders of Driehaus International Discovery Fund (the “Fund”) held on February 11, 2015, the Fund’s shareholders approved an Agreement and Plan of Reorganization providing for the transfer of all of the assets and all liabilities of the Fund to Driehaus International Small Cap Growth Fund (“DRIOX”) in exchange for shares of DRIOX by the following votes:

Affirmative (Shares Voted / % of Outstanding Shares)	Against (Shares Voted / % of Outstanding Shares)	Abstain (Shares Voted / % of Outstanding Shares)
2,130,524.77 / 65.91%	19,023.36 / 0.59%	10,609.16 / 0.33%

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2015 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Board Considerations in Connection with the Initial Approval of the Investment Advisory Agreement for Driehaus Frontier Emerging Markets Fund

The Board of Trustees of the Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus Frontier Emerging Markets Fund (the “Fund”) on December 4, 2014. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the review, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services.    The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered the Trust’s compliance with legal and regulatory requirements as well as the Adviser’s risk management processes developed for analyzing, reviewing and assessing risk exposure for the Fund. In particular, the Board considered the management team’s experience in managing a separate account in the Frontier Emerging Markets strategy.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees.    The Board considered the Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared the advisory fee and expense ratio to fees and expense ratios of a peer group of Frontier Emerging Markets funds based on data compiled from Lipper Inc. (“Lipper”) as of the fiscal year end of each fund in the peer group, noting the limited number of funds (five others) within the peer group. The Board noted that the Fund’s proposed advisory fee of 1.50% would be slightly higher than the median of the Lipper peer group as of October 31, 2014. The Board considered that the Adviser will reimburse the Fund for annual expenses in excess of 2.00% of average daily net assets (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses) for a three-year period, which would rank the Fund’s expense ratio in the 33rd percentile (1st percentile would be the highest expense ratio). In addition, the Board considered that the Fund’s proposed advisory fee rate is higher than the fee charged by the Adviser to an institutional account with similar investment strategies that is sub-advised by the Adviser, and noted that (i) both the mix of services provided and the level of responsibility and resources required under the Agreement were significantly greater as compared to the Adviser’s obligations for managing the other account; and (ii) the advisory fee for the other account is less relevant to the Board’s consideration because it reflects significantly different competitive forces than those in the mutual fund marketplace. In addition, the Board considered that the proposed advisory fee was the same as the advisory fee charged by the Adviser to other emerging market mutual funds that the Adviser manages and that the investment strategy has limited capacity.

On the basis of the information provided, the Board concluded that the proposed advisory fee was reasonable and appropriate in light of the nature and quality of services expected to be provided by the Adviser.

Profitability and Economies of Scale.    In considering the reasonableness of the proposed advisory fee, the Board considered the undertaking by the Adviser to assume the Fund’s organizational expenses as well as to reimburse Fund expenses exceeding a 2.00% cap (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs and extraordinary expenses ) for a three-year period.

The Board also considered potential economies of scale with respect to the management of the Fund and whether the Fund will benefit from any economies of scale. The Board noted the capacity constraints of the Fund and the Adviser’s estimation that it will not earn its full fee until net assets reach approximately $100 million.

Other Benefits to the Adviser and its Affiliates.    The Board also considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates. The Board noted that the Adviser expects to earn fall-out benefits in the form of soft dollar credits from its relationship with the Fund. The Board concluded that the proposed advisory fee was reasonable in light of any anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for the Fund were fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

DRH-SAR2015

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus

Trustee

Theodore J. Beck

Trustee

Francis J. Harmon

Trustee

Dawn M. Vroegop

Trustee

Daniel F. Zemanek

Chairman of the Board

Robert H. Gordon

President

Michelle L. Cahoon

Vice President & Treasurer

Janet L. McWilliams

Chief Legal Officer &

Assistant Vice President

Michael R. Shoemaker

Chief Compliance Officer &

Assistant Vice President

Diane J. Drake

Secretary

Michael P. Kailus

Assistant Secretary & Anti-Money

Laundering Compliance Officer

William H. Wallace, III

Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

Distributor

Driehaus Securities LLC

25 East Erie Street

Chicago, IL 60611

Administrator & Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Semi-Annual Report to Shareholders

June 30, 2015

Driehaus Active Income Fund

Driehaus Select Credit Fund

Driehaus Event Driven Fund

Distributed by:

Driehaus Securities LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds’ prospectus.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2015 is available without charge, upon request, by calling 1-877-779-0079. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at http://www.driehaus.com.

Driehaus Active Income Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since November 8, 2005 (the date of the Predecessor Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/15	1 Year	3 Years	5 Years	Since Inception (11/8/05 - 6/30/15)
Driehaus Active Income Fund (LCMAX)[1]	–0.23%	2.39%	2.33%	4.05%
Citigroup 3-Month T-Bill Index[2]	0.02%	0.05%	0.06%	1.27%
Barclays Capital U.S. Aggregate Bond Index[3]	1.86%	1.83%	3.35%	4.99%

[1]

The Driehaus Active Income Fund (the “Fund”) performance shown above includes the performance of the Lotsoff Capital Management Active Income Fund (the “Predecessor Fund”) for the periods before the Fund’s registration statement became effective. The Fund received the assets and liabilities of the Predecessor Fund on June 1, 2009 through a reorganization of the Predecessor Fund into the Fund. The Predecessor Fund was a nondiversified fund that was a series of another management investment company registered under the Investment Company Act of 1940, as amended. The Fund had no prior operating history prior to succeeding to the assets of the Predecessor Fund. The Fund has substantially similar investment objectives, strategies, and policies as the Predecessor Fund. Financial and performance information of the Fund includes the Predecessor Fund information. The returns for the periods prior to October 1, 2006, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

1

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 3.45%
ARLP Securitization Trust Series 2014-1 3.47%, 9/25/44[1]	$28,583,853	$28,693,844
Citigroup Commercial Mortgage Trust 2014-388G 2.52%, 6/15/33[1,2]	20,000,000	19,848,860
Citigroup Mortgage Loan Trust, Inc. 0.26%, 1/25/37 [2]	319,847	189,262
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48	16,886,369	17,651,643
Countrywide Asset-Backed Certificates 0.67%, 4/25/34[2]	122,988	114,365
Fannie Mae REMICS 0.84%, 9/25/23[2]	3,725,890	3,749,054
Fannie Mae REMICS 0.51%, 6/25/36[2]	7,513,034	7,530,720
JP Morgan Resecuritization Trust Series 2009-10 2.41%, 8/26/36[1,2]	10,560,031	10,694,228
Merrill Lynch Mortgage Investors, Inc. 1.13%, 8/25/35[2]	124,929	120,305
Oak Hill Advisors Residential Loan Trust 2014-NPL1 2.88%, 5/25/54[1]	17,994,617	18,029,652
Wells Fargo Mortgage Loan Trust 0.45%, 8/27/37[1,2]	16,944,372	16,297,944

Total ASSET-BACKED SECURITIES (Cost $122,548,160)		122,919,877

BANK LOANS — 33.41%
Apparel — 0.74%
Calceus Acquisition, Inc. 5.00%, 2/1/20[2]	27,324,767	26,231,776
Auto Manufacturers — 0.69%
FCA U.S. LLC 3.50%, 5/24/17[2]	24,676,757	24,609,933
Building Materials — 1.10%
Cemex Espana S.A. (Spain) 4.69%, 2/14/17[2]	32,770,641	32,320,045
Cemex S.A.B. de C.V. (Mexico) 4.69%, 2/14/17[2]	6,786,712	6,693,394

		39,013,439

Commercial Services — 0.31%
Westway Group, Inc. 4.50%, 2/27/20[2]	10,982,222	10,858,672

	Shares, Principal Amount, or Number of Contracts	Value
Computers — 0.06%
DynCorp International, Inc. 6.25%, 7/7/16[2]	$2,000,000	$1,973,334
Electronics — 0.98%
NuSil Technology LLC 5.25%, 4/28/17[2]	35,276,709	35,012,134
Entertainment — 0.55%
Peninsula Gaming LLC 4.25%, 11/20/17[2]	6,962,917	6,969,880
WMG Acquisition Corp. 3.75%, 7/1/20[2]	12,903,173	12,709,625

		19,679,505

Healthcare — Services — 2.13%
HCA, Inc. 2.98%, 5/1/18[2]	12,926,704	12,917,009
Kindred Healthcare, Inc. 4.25%, 4/9/21[2]	25,016,137	25,016,137
National Mentor Holdings, Inc. 4.25%, 1/31/21[2]	38,059,674	37,976,437

		75,909,583

Holding Companies — Diversified — 1.61%
MGOC, Inc. 4.00%, 7/31/20[2]	45,118,865	45,062,449
Osmose Holdings, Inc. 4.75%, 8/15/21[2]	12,375,000	12,282,187

		57,344,636

Internet — 0.76%
ProQuest LLC 5.25%, 9/24/21[2]	26,864,836	26,954,377
Investment Companies — 0.58%
Larchmont Resources LLC 8.25%, 8/7/19[2]	24,500,000	20,825,000
Leisure Time — 2.11%
Equinox Holdings, Inc. 5.00%, 2/1/20[2]	64,723,942	64,966,657
Equinox Holdings, Inc. 9.75%, 7/31/20[2]	10,000,000	10,150,000

		75,116,657

Lodging — 4.48%
Las Vegas Sands LLC 3.25%, 12/19/20[2]	57,499,373	57,211,876
MGM Resorts International 3.50%, 12/20/19[2]	103,047,761	102,317,874

		159,529,750

Machinery — Diversified — 1.05%
Onex Wizard Acquisition Co. I SARL (Luxembourg) 5.25%, 2/3/22[2]	13,965,000	15,588,022

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Onex Wizard Acquisition Co. I SARL (Luxembourg) 5.25%, 3/13/22[2]	$21,901,027	$21,890,077

		37,478,099

Media — 2.25%
Springer Science+Business Media GmbH (Germany) 4.75%, 8/14/20[2]	52,795,796	52,619,828
Tribune Media Co. 3.75%, 12/27/20[2]	27,500,000	27,431,250

		80,051,078

Real Estate Investment Trusts — 1.15%
Starwood Property Trust, Inc. 3.50%, 4/19/20[2]	41,165,491	40,908,206
Retail — 5.82%
J.C. Penney Corp., Inc. 6.00%, 5/22/18[2]	42,762,349	42,655,443
Michaels Stores, Inc. 4.00%, 1/28/20[2]	3,970,000	3,972,481
Neiman Marcus Group Ltd. LLC 4.25%, 10/25/20[2]	82,828,999	82,396,052
Rite Aid Corp. 5.75%, 8/21/20[2]	17,830,000	17,891,299
Rite Aid Corp. 4.88%, 6/21/21[2]	48,950,000	48,934,728
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18[2]	11,442,206	11,282,496

		207,132,499

Semiconductors — 1.13%
NXP BV (Netherlands) 3.25%, 1/11/20[2]	21,683,699	21,629,490
VAT Holding A.G. (Switzerland) 4.75%, 2/11/21[2]	18,632,444	18,585,863

		40,215,353

Software — 4.13%
Applied Systems, Inc. 4.25%, 1/23/21[2]	47,136,910	47,048,528
BMC Software, Inc. 5.00%, 9/10/20[2]	17,600,918	16,532,295
BMC Software, Inc. (Ireland) 5.00%, 9/10/20[2]	7,880,000	7,417,050
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21[2]	39,700,000	38,922,555

	Shares, Principal Amount, or Number of Contracts		Value
First Data Corp. 3.68%, 3/24/18[2]	$37,413,433		$37,273,133

			147,193,561

Telecommunications — 1.78%
Cincinnati Bell, Inc. 4.00%, 9/10/20[2]	63,670,455		63,511,279

Total BANK LOANS (Cost $1,196,878,235)			1,189,548,871

CORPORATE BONDS — 33.82%
Auto Manufacturers — 0.60%
General Motors Co. 6.25%, 10/2/43	19,000,000		21,195,545
Banks — 1.96%
Chase Capital II 0.78%, 2/1/27[2]	11,879,000		10,245,637
JPMorgan Chase & Co. 7.90%, 12/29/49[2]	24,313,000		25,717,076
JPMorgan Chase Capital XXI 1.23%, 1/15/87[2]	15,000,000		12,506,250
Royal Bank of Scotland Group PLC (United Kingdom) 7.65%, 8/29/49[2,3]	17,208,000		21,423,960

			69,892,923

Building Materials — 0.93%
Cemex S.A.B. de C.V. (Mexico) 5.03%, 10/15/18[1,2,3]	20,180,000		21,229,360
Cemex S.A.B. de C.V. (Mexico) 6.50%, 12/10/19[1,3]	11,345,000		11,908,847

			33,138,207

Chemicals — 0.00%
Momentive Performance Materials, Inc. 11.50%, 12/1/16[4,5]	4,540,000		—
Commercial Services — 1.75%
AA Bond Co., Ltd. (Jersey) 5.50%, 7/31/22[1]	40,000,000	[6]	62,476,430
Computers — 0.55%
DynCorp International, Inc. 10.38%, 7/1/17	27,373,000		19,708,560
Diversified Financial Services — 3.98%
American Express Co. 6.80%, 9/1/66[2]	67,984,000		69,948,738
Rio Oil Finance Trust Series 2014-1 (Brazil) 6.25%, 7/6/24[1,3]	73,000,000		71,722,500

			141,671,238

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Entertainment — 1.54%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18	8,100,000	[6]	$13,332,417
Graton Economic Development Authority 9.63%, 9/1/19[1]	$23,225,000		25,045,840
Six Flags Entertainment Corp. 5.25%, 1/15/21[1]	16,131,000		16,493,947

			54,872,204

Food — 0.75%
Marfrig Overseas Ltd. (Cayman Islands) 9.50%, 5/4/20[3]	26,050,000		26,615,285
Healthcare — Products — 1.38%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	32,166,000		33,935,130
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23[1]	15,000,000		15,225,000

			49,160,130

Healthcare — Services — 1.13%
Healthsouth Corp. 7.75%, 9/15/22	14,073,000		14,706,285
Kindred Escrow Corp. II 8.00%, 1/15/20[1]	5,000,000		5,350,000
Kindred Healthcare, Inc. 6.38%, 4/15/22	20,277,000		20,251,654

			40,307,939

Insurance — 0.87%
Chubb Corp. 6.38%, 3/29/67[2]	29,500,000		30,945,500
Iron/Steel — 0.55%
Ferrexpo Finance PLC (United Kingdom) 7.88%, 4/7/16[3]	21,200,000		19,650,704
Lodging — 0.15%
Station Casinos LLC 7.50%, 3/1/21	5,000,000		5,350,000
Media — 0.52%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000		830,250
Tribune Media Co. 5.88%, 7/15/22[1]	17,500,000		17,631,250

			18,461,500

Metal Fabricate/Hardware — 1.26%
Edgen Murray Corp. 8.75%, 11/1/20[1]	41,540,000		44,863,200

	Shares, Principal Amount, or Number of Contracts		Value
Miscellaneous Manufacturing — 1.49%
Amsted Industries, Inc. 5.00%, 3/15/22[1]	$44,000,000		$43,945,000
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000		8,983,920

			52,928,920

Oil & Gas — 4.67%
California Resources Corp. 5.00%, 1/15/20	35,250,000		31,020,000
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	66,936,500		65,932,452
Continental Resources, Inc. 4.90%, 6/1/44	14,000,000		11,790,898
Petrobras Global Finance BV (Netherlands) 7.25%, 3/17/44[3]	35,000,000		32,492,600
United Refining Co. 10.50%, 2/28/18	23,834,000		25,025,700

			166,261,650

Packaging & Containers — 0.26%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	8,500,000	[6]	9,430,546
Pipelines — 0.91%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	31,500,000		32,366,250
Retail — 4.50%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	17,400,000		14,703,000
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	18,972,000		15,082,740
Michaels Stores, Inc. 5.88%, 12/15/20[1]	25,000,000		26,187,500
Neiman Marcus Group, Inc. 8.00%, 10/15/21[1]	22,250,000		23,418,125
Rite Aid Corp. 9.25%, 3/15/20	13,800,000		14,955,750
Rite Aid Corp. 8.00%, 8/15/20	8,425,000		8,783,062
Rite Aid Corp. 6.75%, 6/15/21	35,570,000		37,348,500
Rite Aid Corp. 6.13%, 4/1/23[1]	19,000,000		19,570,000

			160,048,677

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 3.02%
First Data Corp. 6.75%, 11/1/20[1]	$14,444,000	$15,265,575
First Data Corp. 11.75%, 8/15/21	17,842,000	20,072,250
Nuance Communications, Inc. 5.38%, 8/15/20[1]	71,687,000	72,045,435

		107,383,260

Telecommunications — 1.05%
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	5,150,000
Wind Acquisition Finance S.A. (Luxembourg) 4.75%, 7/15/20[3]	32,622,000	32,132,670

		37,282,670

Total CORPORATE BONDS (Cost $1,207,043,992)		1,204,011,338

CONVERTIBLE CORPORATE BONDS — 2.52%
Building Materials — 0.86%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18[3]	26,000,000	30,647,500
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16[3,5]	27,872,000	19,511
Semiconductors — 1.24%
Microchip Technology, Inc. 1.63%, 2/15/25[1]	21,200,000	21,385,500
NVIDIA Corp. 1.00%, 12/1/18	20,000,000	22,912,500

		44,298,000

Software — 0.42%
Verint Systems, Inc. 1.50%, 6/1/21	13,057,000	14,770,731

Total CONVERTIBLE CORPORATE BONDS (Cost $120,147,814)		89,735,742

U.S. GOVERNMENT AND AGENCY SECURITIES — 1.96%
Fannie Mae Pool 2.50%, 1/1/23	31,939,295	32,741,003
Freddie Mac Non Gold Pool 2.53%, 6/1/34[2]	550,661	587,527
Freddie Mac REMICS 1.50%, 3/15/28	37,488,898	36,348,298

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $70,601,252)		69,676,828

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — 8.05%
Auto Manufacturers — 0.82%
General Motors Co.	876,769	$29,222,711
Entertainment — 0.43%
Six Flags Entertainment Corp.	337,500	15,136,875
Internet — 0.25%
Orbitz Worldwide, Inc.*	780,000	8,907,600
Lodging — 0.08%
MGM Resorts International*	157,778	2,879,448
Media — 0.83%
Comcast Corp., Class A	492,252	29,604,035
Miscellaneous Manufacturing — 0.49%
Pall Corp.	141,200	17,572,340
Oil & Gas — 0.07%
Calumet Specialty Products Partners LP	99,597	2,535,740
Oil & Gas Services — 0.32%
Baker Hughes, Inc.	167,000	10,303,900
Weatherford International PLC (Switzerland)*[3]	98,100	1,203,687

		11,507,587

Packaging & Containers — 0.38%
Ball Corp.	190,639	13,373,326
Pharmaceuticals — 1.32%
Catamaran Corp. (Canada)*[3]	102,000	6,230,160
Hospira, Inc.*	242,200	21,485,562
Johnson & Johnson	197,000	19,199,620

		46,915,342

Retail — 2.05%
Family Dollar Stores, Inc.	485,000	38,222,850
Staples, Inc.	2,275,000	34,830,250

		73,053,100

Semiconductors — 0.46%
Altera Corp.	320,000	16,384,000
Telecommunications — 0.55%
AT&T, Inc.	546,000	19,393,920

Total COMMON STOCK (Cost $281,661,087)		286,486,024

CONVERTIBLE PREFERRED STOCK — 1.98%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4,5]	475,000	—

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4,5]	11,790,650	$—

		—

Oil & Gas — 0.96%
Southwestern Energy Co. 6.25%, 1/15/18	692,300	34,178,851
Pharmaceuticals — 1.02%
Allergan PLC (Ireland) 5.50%, 3/1/18[3]	35,000	36,490,300

Total CONVERTIBLE PREFERRED STOCK (Cost $72,113,252)		70,669,151

PREFERRED STOCKS — 4.18%
Banks — 1.22%
GMAC Capital Trust I 8.13%, 2/15/40[2]	1,518,511	39,450,916
RBS Capital Funding Trust VII 6.08%, 12/31/49	165,912	4,053,230

		43,504,146

Holding Companies — Diversified — 1.70%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	57,905	60,474,534
Telecommunications — 1.26%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	36,242	44,792,847

Total PREFERRED STOCKS (Cost $137,903,971)		148,771,527

WARRANTS — 0.57%
General Motors Co. — CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	49,839	1,184,673
General Motors Co. — CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	1,185,994	19,035,204

Total WARRANTS (Cost $21,642,995)		20,219,877

TOTAL INVESTMENTS (Cost $3,230,540,758)	89.94%	3,202,039,235
Other Assets less Liabilities	10.06%	358,320,164

Net Assets	100.00%	$3,560,359,399

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (6.54)%
CORPORATE BONDS — (1.56)%
Chemicals — (0.18)%
Huntsman International LLC 8.63%, 3/15/21	$(6,000,000)	$(6,344,520)
Lodging — (0.06)%
MGM Resorts International 7.63%, 1/15/17	(2,065,000)	(2,212,131)
Oil & Gas — (0.41)%
Petrobras International Finance Co. S.A. (Netherlands) 5.38%, 1/27/21[3]	(15,000,000)	(14,502,000)
Packaging & Containers — (0.20)%
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/23	(6,000,000)	(6,994,649)
Sovereign — (0.71)%
Brazilian Government International Bond (Brazil) 5.00%, 1/27/45[3]	(29,000,000)	(25,375,000)

Total CORPORATE BONDS (Proceeds $57,070,543)		(55,428,300)

U.S. GOVERNMENT AND AGENCY SECURITY — (0.44)%
United States Treasury Bond 3.00%, 11/15/44	(16,000,000)	(15,656,256)

Total U.S. GOVERNMENT AND AGENCY SECURITY (Proceeds $17,034,880)		(15,656,256)

COMMON STOCK — (3.90)%
Agriculture — 0.00%
Reynolds American, Inc.	(9)	(672)
Healthcare — Services — (0.13)%
Kindred Healthcare, Inc.	(221,974)	(4,503,852)
Oil & Gas — (0.70)%
Southwestern Energy Co.*	(1,105,500)	(25,128,015)
Oil & Gas Services — (0.23)%
Halliburton Co.	(187,040)	(8,055,813)
Packaging & Containers — (0.15)%
Rexam PLC (United Kingdom)[3]	(635,000)	(5,507,857)
Pharmaceuticals — (0.75)%
Allergan PLC (Ireland)*[3]	(87,500)	(26,552,750)

Notes to Financial Statements are an integral part of this Schedule.

6

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail — (0.94)%
Dollar Tree, Inc.*	(101,844)	$(8,044,657)
Office Depot, Inc.*	(2,935,000)	(25,417,100)

		(33,461,757)

Semiconductors — (0.77)%
Microchip Technology, Inc.	(310,500)	(14,725,463)
NVIDIA Corp.	(632,783)	(12,725,266)

		(27,450,729)

Software — (0.23)%
Verint Systems, Inc.*	(135,262)	(8,216,490)

Total COMMON STOCK (Proceeds $141,343,961)		(138,877,935)

WRITTEN CALL OPTIONS — (0.04)%
Cemex S.A.B. DE C.V., Exercise Price: $9.62, Expiration Date: January, 2016*	(17,525)	(1,284,933)

Total WRITTEN CALL OPTIONS (Premiums received $2,264,050)		(1,284,933)

	Shares, Principal Amount, or Number of Contracts	Value
EXCHANGE-TRADED FUND — (0.60)%
SPDR Barclays High Yield Bond ETF	(557,235)	$(21,414,541)

Total EXCHANGE-TRADED FUND (Proceeds $21,731,229)		(21,414,541)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $239,444,663)	(6.54)%	$(232,661,965)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of June 30, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the general supervision of the Trust’s Board of Trustees.

[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Bank of America	Ally Financial, Inc. 7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	12/20/2018	$(1,492,458)	$269,739	Bankruptcy/FTP	BB+
Morgan Stanley	American Express Co. 5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(508,551)	Bankruptcy/FTP	BBB+
Goldman Sachs	American Express Co. 5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(122,460)	Bankruptcy/FTP	BBB+
Barclays	Ardargh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(100,524)	(99,159)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	5,000,000	Pay	5.00	12/20/2019	(168,445)	(164,359)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(69,423)	(111,189)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(88,734)	(91,878)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(63,270)	(57,138)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(83,185)	(37,224)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(87,370)	(33,038)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	(13,172)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	(1,861)	Bankruptcy/FTP	CCC+
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	221,046	137,449	Bankruptcy/FTP	BBB
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	458,796	258,194	Bankruptcy/FTP	BBB
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	397,363	319,627	Bankruptcy/FTP	BBB

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00%	3/20/2020	$39,492	$(60,981)	Bankruptcy/FTP	BBB
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	62,053	(105,033)	Bankruptcy/FTP	BBB
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(127,312)	Bankruptcy/FTP	BBB
Barclays	Banco Santander SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	218,619	142,060	Bankruptcy/FTP	BBB+
Bank of America	Banco Santander SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	386,569	334,789	Bankruptcy/FTP	BBB+
Bank of America	Banco Santander SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(116,042)	Bankruptcy/FTP	BBB+
Barclays	Banco Santander SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	33,862	(49,717)	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,605,630)	Bankruptcy/FTP	NR
Bank of America	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(481,079)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(428,222)	Bankruptcy/FTP	A-
JP Morgan	Federative Republic of Brazil 12.25%, 3/6/30	USD	2,500,000	Pay	1.00	12/20/2019	81,916	60,079	Bankruptcy/FTP	BBB-
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(209,196)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(104,556)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(107,977)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(118,979)	Bankruptcy/FTP	NR

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Pay	1.00%	9/20/2018	$309,975	$(420,168)	Bankruptcy/FTP	NR
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,188,075)	Bankruptcy/FTP	BBB
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(465,219)	Bankruptcy/FTP	NR
Barclays	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	202,397	160,949	Bankruptcy/FTP	BBB-
Bank of America	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	413,529	313,163	Bankruptcy/FTP	BBB-
Barclays	Intesa Sanpaolo SpA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	31,027	(39,994)	Bankruptcy/FTP	BBB-
Bank of America	Intesa Sanpaolo SpA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(102,267)	Bankruptcy/FTP	BBB-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(984,622)	Bankruptcy/FTP	CCC-
Goldman Sachs	Limited Brands, Inc. 6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(733,305)	Bankruptcy/FTP	BB-
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,116,905)	Bankruptcy/FTP	BBB
Goldman Sachs	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(219,614)	Bankruptcy/FTP	BBB
Morgan Stanley	Pitney Bowes, Inc. 6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(304,567)	Bankruptcy/FTP	BBB
Bank of America	Pitney Bowes, Inc. 4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(571,845)	Bankruptcy/FTP	NR
Goldman Sachs	Saks, Inc. 2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,136,927)	Bankruptcy/FTP	NR
Goldman Sachs	The Markit CDX NA High Yield Series 17 Index	USD	13,600,000	Pay	5.00	12/20/2016	1,415,500	(2,181,572)	Bankruptcy/FTP	NA
Bank of America	The Markit CDX NA High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(820,379)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(1,039,630)	Bankruptcy/FTP	NA

Notes to Financial Statements are an integral part of this Schedule.

10

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00%	12/20/2018	$(2,134,040)	$637,219	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	640,208	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	755,380	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe Crossover IndexSeries 22	EUR	16,500,000	Pay	5.00	12/20/2019	(1,322,301)	32,818	Bankruptcy/FTP	NA
Barclays	UniCredit SpA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	469,337	15,192	Bankruptcy/FTP	BBB-
Barclays	UniCredit SpA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	914,405	54,653	Bankruptcy/FTP	BBB-
Bank of America	UniCredit SpA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	859,000	110,059	Bankruptcy/FTP	BBB-
Barclays	UniCredit SpA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(52,853)	(50,082)	Bankruptcy/FTP	BBB-
Barclays	UniCredit SpA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(105,835)	(100,036)	Bankruptcy/FTP	BBB-
Bank of America	UniCredit SpA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(83,273)	(122,599)	Bankruptcy/FTP	BBB-
JP Morgan	Weatherford International Ltd. 4.50%, 4/15/22	USD	5,000,000	Pay	1.00	6/20/2020	358,959	55,760	Bankruptcy/FTP	BBB-
JP Morgan	Weatherford International Ltd. 4.50%, 4/15/22	USD	5,000,000	Pay	1.00	6/20/2020	358,951	55,768	Bankruptcy/FTP	BBB-
Goldman Sachs	Weatherford International Ltd. 4.50%, 4/15/22	USD	5,000,000	Pay	1.00	6/20/2020	368,793	45,926	Bankruptcy/FTP	BBB-
JP Morgan	Weatherford International Ltd. 4.50%, 4/15/22	USD	5,000,000	Pay	1.00	6/20/2020	348,451	66,268	Bankruptcy/FTP	BBB-

Total Credit Default Swaps							4,715,325	(11,887,259)

Total Swap Contracts							$4,715,325	$(11,887,259)

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Active Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR	— Euro

USD	— United States Dollar

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(1,774)	September 2015	$475,027
U.S. 10 Year Treasury Note	(1,445)	September 2015	1,717,963
U.S. Treasury Long Bond	(119)	September 2015	441,784

Total Futures Contracts			$2,634,774

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	17,000,000	Pay	2.42%	9/2/2015	$274,550	$305,589
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	120,000,000	Pay	2.17	9/2/2015	1,413,000	1,349,616
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	129,000,000	Pay	1.88	9/2/2015	1,090,050	871,711

Total Interest Rate Swaptions							2,777,600	2,526,916

TOTAL SWAPTIONS							$2,777,600	$2,526,916

USD — United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At June 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	September 18, 2015	3,600,000	$5,713,726	$5,653,266	$(60,460)
Euro	September 18, 2015	6,180,000	7,053,592	6,897,698	(155,894)

Total Purchase Contracts			12,767,318	12,550,964	(216,354)

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	September 18, 2015	(26,925,000)	$(42,733,906)	$(42,281,721)	$452,185
British Pound	September 18, 2015	(8,675,000)	(13,768,492)	(13,622,801)	145,691
Euro	September 18, 2015	(14,000,000)	(15,979,012)	(15,625,853)	353,159
Euro	September 18, 2015	(8,380,000)	(9,564,580)	(9,353,189)	211,391

Total Sale Contracts			(82,045,990)	(80,883,564)	1,162,426

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(69,278,672)	$(68,332,600)	$946,072

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Select Credit Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $25,000 investment (minimum investment) in the Fund since September 30, 2010 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/15	1 Year	3 Years	Since Inception (9/30/10 - 6/30/15)
Driehaus Select Credit Fund (DRSLX)[1]	–5.73%	1.46%	2.19%
Citigroup 3-Month T-Bill Index[2]	0.02%	0.05%	0.06%
BofA Merrill Lynch U.S. High Yield Index[3]	–0.55%	6.80%	7.40%

[1]	The returns for the periods prior to February 1, 2011, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

[3]

The BofA Merrill Lynch U.S. High Yield Index is an unmanaged index that tracks the performance of below-investment grade, U.S.-dollar denominated corporate bonds publicly issued in the U.S. domestic market.

13

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
BANK LOANS — 15.82%
Engineering & Construction — 1.52%
Deutsche Raststatten Gruppe III GmbH (Germany) 12.50%, 12/10/21	8,415,426	[6]	$9,991,559
Food — 1.81%
Hostess Brands, Inc. 6.75%, 3/20/20[2]	$11,687,500		11,833,594
Healthcare — Services — 0.34%
Kindred Healthcare, Inc. 4.25%, 4/9/21[2]	2,238,693		2,238,693
Internet — 1.83%
Mood Media Corp. (Canada) 7.00%, 5/1/19[2]	12,257,481		12,007,220
Leisure Time — 2.44%
Equinox Holdings, Inc. 9.75%, 7/31/20[2]	15,748,824		15,985,056
Software — 7.88%
Applied Systems, Inc. 7.50%, 1/23/22[2]	27,231,022		27,242,378
Evergreen Skills Lux Sarl (Luxembourg) 9.25%, 4/28/22[2]	26,000,000		24,407,500

			51,649,878

Total BANK LOANS (Cost $107,505,248)			103,706,000

CORPORATE BONDS — 55.89%
Airlines — 1.23%
Gol LuxCo SA (Luxembourg) 8.88%, 1/24/22[3]	10,000,000		8,075,000
Building Materials — 1.87%
Cemex Finance LLC 9.38%, 10/12/22[1]	11,000,000		12,251,250
Chemicals — 3.41%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19[1,3]	22,000,000		22,385,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16[4,5]	5,530,000		—

			22,385,000

Computers — 1.48%
DynCorp International, Inc. 10.38%, 7/1/17	13,490,000		9,712,800
Diversified Financial Services — 4.87%
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23[1,3]	12,000,000		12,776,220

	Shares, Principal Amount, or Number of Contracts		Value
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24[1]	$19,500,000		$19,158,750

			31,934,970

Entertainment — 2.30%
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.38%, 2/15/18[1]	14,500,000		15,098,125
Food — 2.58%
Sysco Corp. 4.50%, 10/2/44	2,619,500		2,645,695
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26	10,000,000	[6]	14,239,818

			16,885,513

Healthcare — Services — 5.40%
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	20,785,000		17,355,475
Kindred Healthcare, Inc. 6.38%, 4/15/22	14,973,000		14,954,284
Tenet Healthcare Corp. 6.75%, 6/15/23[1]	3,000,000		3,060,000

			35,369,759

Holding Companies — Diversified — 1.08%
Gala Electric Casinos PLC (United Kingdom) 11.50%, 6/1/19	4,250,000	[6]	7,102,255
Internet — 0.65%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	5,000,000		4,262,500
Media — 0.41%
VTR Finance BV (Netherlands) 6.88%, 1/15/24[3]	2,600,000		2,656,810
Oil & Gas — 12.78%
California Resources Corp. 6.00%, 11/15/24	19,500,000		16,770,000
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/21	28,069,500		27,648,458
Continental Resources, Inc. 4.90%, 6/1/44	2,750,000		2,316,069
Petrobras Global Finance BV (Netherlands) 7.25%, 3/17/44[3]	10,000,000		9,283,600
Sanchez Energy Corp. 7.75%, 6/15/21	17,100,000		17,014,500
Sanchez Energy Corp. 6.13%, 1/15/23	12,000,000		10,740,000

			83,772,627

Notes to Financial Statements are an integral part of this Schedule.

14

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Packaging & Containers — 1.35%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	8,000,000	[6]	$8,875,808
Restaurants — 3.38%
Ruby Tuesday, Inc. 7.63%, 5/15/20	$21,550,000		22,142,625
Retail — 10.85%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	16,600,000		14,027,000
Claire’s Stores, Inc. 7.75%, 6/1/20[1]	2,000,000		690,000
Conn’s, Inc. 7.25%, 7/15/22	9,000,000		8,820,000
Neiman Marcus Group, Inc. 8.00%, 10/15/21[1]	24,000,000		25,260,000
Rite Aid Corp. 6.75%, 6/15/21	21,250,000		22,312,500

			71,109,500

Software — 2.25%
Nuance Communications, Inc. 5.38%, 8/15/20[1]	14,688,000		14,761,440

Total CORPORATE BONDS (Cost $384,161,587)			366,395,982

CONVERTIBLE CORPORATE BONDS — 1.95%
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16[3,5]	4,000,000		2,800
Mining — 0.02%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3,5]	2,000,000		100,000
Semiconductors — 1.69%
Microchip Technology, Inc. 1.63%, 2/15/25[1]	5,300,000		5,346,375
NVIDIA Corp. 1.00%, 12/1/18	5,000,000		5,728,125

			11,074,500

Software — 0.24%
Verint Systems, Inc. 1.50%, 6/1/21	1,389,000		1,571,306

Total CONVERTIBLE CORPORATE BONDS (Cost $19,098,980)			12,748,606

COMMON STOCK — 14.01%
Auto Manufacturers — 1.25%
General Motors Co.	246,099		8,202,475
Internet — 0.80%
Orbitz Worldwide, Inc.*	461,000		5,264,620

	Shares, Principal Amount, or Number of Contracts	Value
Media — 0.98%
Comcast Corp., Class A	106,527	$6,406,534
Miscellaneous Manufacturing — 0.79%
Pall Corp.	41,615	5,178,987
Oil & Gas — 1.73%
Calumet Specialty Products Partners LP	53,629	1,365,394
Chevron Corp.	18,764	1,810,163
ConocoPhillips	29,692	1,823,386
Continental Resources, Inc.*	54,926	2,328,313
Devon Energy Corp.	34,532	2,054,309
EOG Resources, Inc.	22,165	1,940,546

		11,322,111

Oil & Gas Services — 0.64%
Baker Hughes, Inc.	68,000	4,195,600
Packaging & Containers — 0.75%
Ball Corp.	69,764	4,893,944
Pharmaceuticals — 2.10%
Catamaran Corp. (Canada)*[3]	37,000	2,259,960
Hospira, Inc.*	65,835	5,840,223
Johnson & Johnson	58,000	5,652,680

		13,752,863

Restaurants — 0.84%
Ruby Tuesday, Inc.*	883,259	5,538,034
Retail — 2.84%
Family Dollar Stores, Inc.	105,000	8,275,050
Staples, Inc.	675,000	10,334,250

		18,609,300

Semiconductors — 0.47%
Altera Corp.	61,000	3,123,200
Telecommunications — 0.82%
AT&T, Inc.	151,000	5,363,520

Total COMMON STOCK (Cost $93,493,042)		91,851,188

CONVERTIBLE PREFERRED STOCK — 1.44%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/14[4,5]	94,958	—
Oil & Gas — 0.25%
Southwestern Energy Co. 6.25%, 1/15/18	32,700	1,614,399
Pharmaceuticals — 1.19%
Allergan PLC (Ireland) 5.50%, 3/1/18[3]	7,500	7,819,350

Total CONVERTIBLE PREFERRED STOCK (Cost $9,499,392)		9,433,749

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED PUT OPTIONS — 2.23%
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	7,400	$259,000
S&P 500 Index, Exercise Price: $1,850.00, Expiration Date: September, 2015*	1,925	3,176,250
S&P 500 Index, Exercise Price: $2,050.00, Expiration Date: September, 2015*	1,925	11,165,000

Total PURCHASED PUT OPTIONS (Premiums paid $14,603,300)		14,600,250

WARRANTS — 0.05%
General Motors Co. — CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	8,920	212,037
General Motors Co. — CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	8,920	143,171

Total WARRANTS (Cost $398,024)		355,208

TOTAL INVESTMENTS (Cost $628,759,573)	91.39%	599,090,983
Other Assets less Liabilities	8.61%	56,465,324

NET ASSETS	100.00%	$655,556,307

SECURITIES SOLD SHORT — (7.63)%
CORPORATE BONDS — (1.07)%
Sovereign — (1.07)%
Brazilian Government International Bond (Brazil) 5.00%, 1/27/45[3]	$(8,000,000)	$(7,000,000)

Total CORPORATE BONDS (Proceeds $7,172,242)		(7,000,000)

U.S. GOVERNMENT AND AGENCY SECURITY — (0.31)%
United States Treasury Bond 3.00%, 11/15/44	(2,100,000)	(2,054,884)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $2,267,334)		(2,054,884)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — (4.41)%
Agriculture — 0.00%
Reynolds American, Inc.	(6)	$(448)
Healthcare — Services — (0.10)%
Kindred Healthcare, Inc.	(31,223)	(633,515)
Oil & Gas Services — (0.50)%
Halliburton Co.	(76,160)	(3,280,211)
Packaging & Containers — (0.30)%
Rexam PLC (United Kingdom)[3]	(230,000)	(1,994,972)
Pharmaceuticals — (0.87)%
Allergan PLC (Ireland)*[3]	(18,750)	(5,689,875)
Retail — (1.46)%
Dollar Tree, Inc.*	(26,082)	(2,060,217)
Office Depot, Inc.*	(865,000)	(7,490,900)

		(9,551,117)

Semiconductors — (1.04)%
Microchip Technology, Inc.	(77,600)	(3,680,180)
NVIDIA Corp.	(158,195)	(3,181,301)

		(6,861,481)

Software — (0.14)%
Verint Systems, Inc.*	(14,838)	(901,334)

Total COMMON STOCK (Proceeds $29,576,690)		(28,912,953)

WRITTEN PUT OPTIONS — (1.84)%
S&P 500 Index, Exercise Price: $1,950.00, Expiration Date: September, 2015*	(3,850)	(12,050,500)

Total WRITTEN PUT OPTIONS (Premiums received $11,542,146)		(12,050,500)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $50,558,412)	(7.63)%	$(50,018,337)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed as of June 30, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.

[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00%	9/20/2019	$(118,810)	$(27,492)	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(116,527)	(29,775)	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(178,328)	(41,126)	Bankruptcy/FTP	CCC+
Morgan Stanley	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(165,973)	(53,480)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(88,220)	(58,083)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(132,330)	(87,124)	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(54,847)	(144,836)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	(13,172)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	(1,861)	Bankruptcy/FTP	CCC+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	151,179	Bankruptcy/FTP	BBB
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(63,770)	Bankruptcy/FTP	BBB
Goldman Sachs	Banco Santander SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	153,362	Bankruptcy/FTP	BBB+
Goldman Sachs	Banco Santander SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(58,134)	Bankruptcy/FTP	BBB+
Goldman Sachs	Federative Republic of Brazil 12.25%, 3/6/30	USD	7,500,000	Pay	1.00	12/20/2019	252,803	173,181	Bankruptcy/FTP	BBB-

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	2,000,000	Pay	1.00%	6/20/2018	$38,660	$(52,298)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(26,139)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(26,994)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(29,745)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(105,042)	Bankruptcy/FTP	NR
Goldman Sachs	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	185,671	177,675	Bankruptcy/FTP	BBB-
Goldman Sachs	Intesa Sanpaolo SpA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,445	(48,412)	Bankruptcy/FTP	BBB-
Credit Suisse	J.C. Penney Corp., Inc. 6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	(492,237)	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp. 6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(41,888)	Bankruptcy/FTP	BBB
Morgan Stanley	Masco Corp. 6.13%, 10/3/16	USD	1,000,000	Pay	1.00	3/20/2016	66,735	(75,764)	Bankruptcy/FTP	BBB
Barclays	Safeway Ltd. 6.13%, 12/17/18	EUR	10,000,000	Pay	1.00	9/20/2019	284,033	(321,408)	Bankruptcy/FTP	NR
Goldman Sachs	UniCredit SpA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	438,298	46,232	Bankruptcy/FTP	BBB-
Goldman Sachs	UniCredit SpA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(38,981)	(63,955)	Bankruptcy/FTP	BBB-

Total Credit Default Swaps							1,334,894	(1,161,106)

Total Swap Contracts							$1,334,894	$(1,161,106)

A

If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.

B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR — Euro

USD — United States Dollar

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus Select Credit Fund

Schedule of Investments

June 30, 2015 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(642)	September 2015	$171,910
U.S. 10 Year Treasury Note	(273)	September 2015	324,570
U.S. Treasury Long Bond	(45)	September 2015	167,061

Total Futures Contracts			$663,541

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/ Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	7,000,000	Pay	2.42%	9/2/2015	$113,050	$125,831
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	25,000,000	Pay	2.17	9/2/2015	294,375	281,170
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	42,000,000	Pay	1.88	9/2/2015	354,900	283,813

Total Interest Rate Swaptions							762,325	690,814

TOTAL SWAPTIONS							$762,325	$690,814

USD — United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At June 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	September 18, 2015	1,450,000	$2,301,362	$2,277,010	$(24,352)

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2015	Unrealized Appreciation/ (Depreciation)
British Pound	September 18, 2015	(7,700,000)	$(12,221,024)	$(12,091,708)	$129,316
British Pound	September 18, 2015	(9,000,000)	(14,284,314)	(14,133,166)	151,148
Euro	September 18, 2015	(8,000,000)	(9,130,864)	(8,929,059)	201,805
Euro	September 18, 2015	(8,600,000)	(9,815,679)	(9,598,738)	216,941

Total Sale Contracts			(45,451,881)	(44,752,671)	699,210

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(43,150,519)	$(42,475,661)	$674,858

Notes to Financial Statements are an integral part of this Schedule.

19

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 26, 2013 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

Average Annual Total Returns as of 6/30/15	1 Year	Since Inception (8/26/13 - 6/30/15)
Driehaus Event Driven Fund (DEVDX)[1]	–5.48%	3.95%
S&P 500 Index[2]	7.42%	14.70%
Citigroup 3-Month T-Bill Index[3]	0.02%	0.03%

[1]	The returns for the periods reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.

[3]

The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.

20

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 3.79%
Food — 1.18%
Sysco Corp. 4.50%, 10/2/44	$2,619,500	$2,645,695
Telecommunications — 2.61%
Verizon Communications, Inc. 6.55%, 9/15/43	5,000,000	5,848,770

Total CORPORATE BONDS (Cost $9,394,813)		8,494,465

CONVERTIBLE CORPORATE BONDS — 3.30%
Biotechnology — 3.30%
Medicines Co. 2.50%, 1/15/22[1]	6,750,000	7,382,812

Total CONVERTIBLE CORPORATE BONDS (Cost $6,961,196)		7,382,812

COMMON STOCK — 82.53%
Auto Manufacturers — 0.00%
General Motors Co.	297	9,899
Auto Parts & Equipment — 2.99%
Visteon Corp.*	63,750	6,692,475
Beverages — 3.96%
Molson Coors Brewing Co. — B	127,000	8,865,870
Biotechnology — 4.51%
Blueprint Medicines Corp.*	137,227	3,635,143
Loxo Oncology, Inc.*	205,753	3,709,727
Nivalis Therapeutics, Inc.*	146,154	2,214,233
Sunesis Pharmaceuticals, Inc.*	181,935	547,624

		10,106,727

Food — 8.26%
Ingredion, Inc.	95,397	7,613,635
Kraft Foods Group, Inc.	117,000	9,961,380
Pilgrim’s Pride Corp.	40,000	918,800

		18,493,815

Healthcare — Products — 6.90%
Baxter International, Inc.	158,000	11,048,940
Ocular Therapeutix, Inc.*	209,338	4,402,378

		15,451,318

Household Products/Wares — 1.06%
CSS Industries, Inc.	78,146	2,363,916
Internet — 2.05%
eBay, Inc.*	76,000	4,578,240
Machinery — Construction & Mining — 2.42%
Caterpillar, Inc.	64,000	5,428,480

	Shares, Principal Amount, or Number of Contracts	Value
Media — 12.01%
Charter Communications, Inc., Class A*	35,000	$5,993,750
Comcast Corp., Class A	175,000	10,524,500
DISH Network Corp., Class A*	153,000	10,359,630

		26,877,880

Miscellaneous Manufacturing — 1.56%
Pall Corp.	28,000	3,484,600
Oil & Gas — 2.15%
Devon Energy Corp.	81,000	4,818,690
Packaging & Containers — 3.11%
Ball Corp.	99,138	6,954,531
Pharmaceuticals — 15.97%
Aquinox Pharmaceuticals, Inc. (Canada)*	53,118	368,639
Catamaran Corp. (Canada)*	25,000	1,527,000
Endo International PLC (Ireland)*	60,429	4,813,170
Hospira, Inc.*	37,000	3,282,270
Johnson & Johnson	123,000	11,987,580
Mylan NV*	94,000	6,378,840
Teva Pharmaceutical Industries Ltd. ADR (Israel)	125,000	7,387,500

		35,744,999

Retail — 7.85%
Dollar General Corp.	73,000	5,675,020
Family Dollar Stores, Inc.	45,000	3,546,450
Staples, Inc.	545,000	8,343,950

		17,565,420

Semiconductors — 0.86%
Applied Materials, Inc.	100,000	1,922,000
Telecommunications — 4.70%
AT&T, Inc.	296,000	10,513,920
Transportation — 2.17%
Forward Air Corp.	93,134	4,867,183

Total COMMON STOCK (Cost $186,068,392)		184,739,963

CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[2,3]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[2,3]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,877)		—

Notes to Financial Statements are an integral part of this Schedule.

21

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED CALL OPTIONS — 1.24%
American Airlines Group, Inc., Exercise Price: $45.00, Expiration Date: January, 2016*	2,500	$692,500
Avago Technologies Ltd., Exercise Price: $130.00, Expiration Date: October, 2015*	475	565,250
Baxter International, Inc., Exercise Price: $80.00, Expiration Date: January, 2016*	1,000	55,000
Halliburton Co., Exercise Price: $50.00, Expiration Date: January, 2016*	500	62,000
Halliburton Co., Exercise Price: $60.00, Expiration Date: January, 2017*	2,500	341,250
Hertz Global Holdings, Inc., Exercise Price: $20.00, Expiration Date: January, 2016*	4,200	625,800
Pilgrim’s Pride Corp., Exercise Price: $25.00, Expiration Date: January, 2016*	2,300	402,500
Teva Pharmaceutical, Exercise Price: $75.00, Expiration Date: September, 2015*	1,200	21,600

Total PURCHASED CALL OPTIONS (Premiums paid $3,765,475)		2,765,900

PURCHASED PUT OPTIONS — 1.77%
Archer-Daniels-Midland Co., Exercise Price: $49.00, Expiration Date: January, 2016*	2,500	887,500
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	2,600	91,000
Consumer Staples Select Sector SPDR ETF, Exercise Price: $49.00, Expiration Date: September, 2015*	4,750	1,068,750
Fairway Group Holdings Corp., Exercise Price: $4.00, Expiration Date: December, 2015*	2,000	190,000
iShares Nasdaq Biotechnology ETF, Exercise Price: $340.00, Expiration Date: September, 2015*	995	845,750

	Shares, Principal Amount, or Number of Contracts	Value
Powershares QQQ Trust Series 1 ETF, Exercise Price: $100.00, Expiration Date: September, 2015*	2,000	$302,000
SPDR S&P Biotech ETF, Exercise Price: $240.00, Expiration Date: January, 2016*	270	573,750

Total PURCHASED PUT OPTIONS (Premiums paid $4,343,075)		3,958,750

WARRANTS — 0.01%
General Motors Co. — CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	761	18,089
General Motors Co. — CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	761	12,214

Total WARRANTS (Cost $23,932)		30,303

TOTAL INVESTMENTS (Cost $210,558,760)	92.64%	207,372,193
Other Assets less Liabilities	7.36%	16,469,881

Net Assets	100.00%	$223,842,074

SECURITIES SOLD SHORT — (17.98)%
U.S. GOVERNMENT AND AGENCY SECURITIES — (2.80)%
United States Treasury Bond 3.13%, 8/15/44	$(4,200,000)	$(4,208,202)
3.00%, 11/15/44	(2,100,000)	(2,054,884)

		(6,263,086)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $7,189,987)		(6,263,086)

COMMON STOCK — (5.60)%
Biotechnology — (1.37)%
Medicines Co.*	(107,200)	(3,066,992)
Packaging & Containers — (1.16)%
Rexam PLC (United Kingdom)	(300,000)	(2,602,137)
Retail — (3.07)%
Dollar Tree, Inc.*	(11,178)	(882,950)
Office Depot, Inc.*	(691,000)	(5,984,060)

		(6,867,010)

Total COMMON STOCK (Proceeds $13,018,905)		(12,536,139)

Notes to Financial Statements are an integral part of this Schedule.

22

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
EXCHANGE-TRADED FUNDS — (9.58)%
Consumer Discretionary Select Sector SPDR Fund	(59,000)	$(4,512,320)
Consumer Staples Select Sector SPDR Fund	(194,000)	(9,234,400)
iShares Transportation Average ETF	(20,800)	(3,015,584)
SPDR S&P Pharmaceuticals ETF	(37,500)	(4,676,250)

		(21,438,554)

Total EXCHANGE-TRADED FUNDS (Proceeds $21,454,084)		(21,438,554)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $41,662,976)	(17.98)%	$(40,237,779)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Security is in default.
[3]

Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index	(105)	September 2015	$110,744

Total Futures Contracts			$110,744

Notes to Financial Statements are an integral part of this Schedule.

23

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
ASSETS:
Investment securities, at fair value (cost $3,230,540,758, $614,156,273 and $202,450,210, respectively)	$3,202,039,235	$584,490,733	$200,647,543
Purchased options contracts, at fair value (premiums paid $0, $14,603,300 and $8,108,550, respectively)	—	14,600,250	6,724,650
Purchased swaptions contracts, at fair value (premiums paid $2,777,600, $762,325 and $0, respectively)	2,526,916	690,814	—
Unrealized appreciation on forward foreign currency contracts	1,162,426	699,210	—
Unrealized appreciation on open swap contracts	4,465,300	701,629	—
Premiums paid on open swap contracts	16,663,969	2,334,285	—
Cash	136,189,641	51,607,630	10,888,780
Collateral held at custodian for the benefit of brokers	424,291,656	51,616,827	41,041,927
Receivable for investment securities sold	131,210,555	1,010,634	13,653,597
Receivable for fund shares sold	3,216,592	822,143	298,704
Receivable for interest and dividends	27,831,102	7,858,042	438,692
Receivable for variation margin	121,891	36,422	—
Prepaid expenses	42,776	30,040	32,832

TOTAL ASSETS	3,949,762,059	716,498,659	273,726,725

LIABILITIES:
Payable for investment securities sold short, at fair value (proceeds $237,180,613, $39,016,266 and $41,662,976, respectively)	231,377,032	37,967,837	40,237,779
Written options outstanding, at fair value (premiums received $2,264,050, $11,542,146 and $0, respectively)	1,284,933	12,050,500	—
Foreign currency due to custodian, at fair value (proceeds $2,179, $793 and $8, respectively)	2,172	791	8
Unrealized depreciation on open swap contracts	16,352,559	1,862,735	—
Unrealized depreciation on forward foreign currency contracts	216,354	24,352	—
Premiums received on open swap contracts	11,948,644	999,391	—
Payable for investment securities purchased	121,067,773	1,031,089	9,141,914
Payable for fund shares redeemed	2,459,144	5,770,820	102,978
Payable to affiliate	1,625,347	442,717	188,470
Payable for interest and dividends on securities sold short	1,553,006	179,161	57,356
Payable for variation margin	—	—	20,475
Accrued shareholder services plan fees	559,242	154,125	33,129
Accrued administration and accounting fees	98,483	33,633	13,205
Accrued expenses	857,971	425,201	89,337

TOTAL LIABILITIES	389,402,660	60,942,352	49,884,651

NET ASSETS	$3,560,359,399	$655,556,307	$223,842,074

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	343,604,290	72,293,185	21,628,597

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.36	$9.07	$10.35

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2015:
Paid-in-capital	$3,847,200,029	$769,517,996	$237,921,983
Undistributed net investment income (loss)	30,917,758	(3,575,549)	(969,670)
Undistributed net realized gain (loss) on investments, options, swaptions, futures, swap contracts, forward foreign currency contracts and foreign currency	(287,491,690)	(81,369,958)	(11,459,544)
Net unrealized appreciation (depreciation) on:
Investments	(28,501,523)	(29,665,540)	(1,802,667)
Purchased options contracts	—	(3,050)	(1,383,900)
Purchased swaptions contracts	(250,684)	(71,511)	—
Securities sold short	5,803,581	1,048,429	1,425,197
Written options contracts	979,117	(508,354)	—
Futures contracts	2,634,774	663,541	110,744
Swap contracts	(11,887,259)	(1,161,106)	—
Forward foreign currency contracts	946,072	674,858	—
Foreign currency	7	2	—
Foreign currency translations	9,217	6,549	(69)

NET ASSETS	$3,560,359,399	$655,556,307	$223,842,074

Notes to Financial Statements are an integral part of these Statements.

24

Statements of Operations

For the six months ended June 30, 2015 (unaudited)

	Driehaus Active Income Fund	Driehaus Select Credit Fund	Driehaus Event Driven Fund
INVESTMENT INCOME (LOSS):
Interest income (net of $53,078, $0 and $0 of non-reclaimable foreign taxes withheld, respectively)	$73,929,168	$21,740,678	$916,882
Dividend income (net of $0, $0 and $0 of non-reclaimable foreign taxes withheld, respectively)	8,870,788	830,513	1,186,055

Total investment income	82,799,956	22,571,191	2,102,937

Expenses:
Investment advisory fees	10,133,357	2,902,085	1,021,061
Shareholder services plan fees	2,834,003	833,603	138,509
Administration and fund accounting fees	609,374	219,488	71,474
Transfer agent fees and expenses	351,277	101,639	36,069
Reports to shareholders	114,556	49,848	26,012
Trustees’ fees	82,733	32,818	18,786
Custody fees	81,446	27,325	14,330
Federal and state registration fees	76,304	34,665	22,296
Legal fees	62,554	25,847	15,723
Audit and tax fees	26,203	26,204	26,204
Chief compliance officer fees	3,196	3,196	3,196
Interest on short positions	1,379,566	19,894	124,625
Dividends on short positions	1,165,555	132,694	132,651
Interest expense	574,549	69,965	92,208
Miscellaneous	90,088	45,019	15,178

Total expenses	17,584,761	4,524,290	1,758,322

Net investment income (loss)	65,215,195	18,046,901	344,615

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	22,276,324	(33,670,785)	(1,155,911)
Purchased options contracts	(54,387,431)	(17,165,858)	(726,969)
Purchased swaptions contracts	(12,775,846)	(4,649,605)	(980,200)
Securities sold short	(12,984,041)	(2,501,491)	(1,862,953)
Written options contracts	46,345,597	17,494,483	204,836
Futures contracts	(7,138,588)	(3,094,532)	(340,014)
Swap contracts	(9,657,206)	(2,360,575)	(1,003,643)
Forward foreign currency contracts	(439,947)	8,474,908	362,311
Foreign currency	652,011	(125,884)	47,414

Total net realized gain (loss) on investments	(28,109,127)	(37,599,339)	(5,455,129)

Change in net unrealized appreciation (depreciation) on:
Investments	(20,127,214)	39,519,095	8,877,146
Purchased options contracts	—	(1,520,190)	(926,928)
Purchased swaptions contracts	2,349,801	1,157,057	980,078
Short positions	24,821,451	353,245	2,599,470
Written options contracts	979,117	(1,322,204)	—
Futures contracts	3,247,535	800,964	249,236
Swap contracts	6,846,619	200,532	195,347
Forward foreign currency contracts	769,384	(4,412,236)	(10,768)
Foreign currency	9,315	2,756	2,461
Foreign currency translations	15,610	36,045	861

Total change in net unrealized appreciation (depreciation) on investments	18,911,618	34,815,064	11,966,903

Net realized and unrealized gain (loss) on investments	(9,197,509)	(2,784,275)	6,511,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,017,686	$15,262,626	$6,856,389

Notes to Financial Statements are an integral part of these Statements.

25

Statements of Changes in Net Assets

	Driehaus Active Income Fund		Driehaus Select Credit Fund
	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Operations:
Net investment income (loss)	$65,215,195	$115,910,036	$18,046,901	$39,313,241
Net realized gain (loss) on investments	(28,109,127)	(42,513,474)	(37,599,339)	(43,801,091)
Net change in unrealized appreciation (depreciation) on investments	18,911,618	(112,582,385)	34,815,064	(72,880,262)

Net increase (decrease) in net assets resulting from operations	56,017,686	(39,185,823)	15,262,626	(77,368,112)

Distributions:
Net investment income	(72,821,911)	(110,661,412)	(20,042,213)	(36,843,162)
Net capital gains	—	—	—	(3,723,776)

Total distributions	(72,821,911)	(110,661,412)	(20,042,213)	(40,566,938)

Capital share transactions:
Proceeds from shares sold	468,682,889	1,645,298,003	127,316,751	684,999,625
Reinvested distributions	37,032,454	54,829,331	13,637,074	25,753,542
Cost of shares redeemed	(911,338,236)	(2,175,296,465)	(280,325,627)	(816,545,648)

Net increase (decrease) from capital transactions	(405,622,893)	(475,169,131)	(139,371,802)	(105,792,481)

Total increase (decrease) in net assets	(422,427,118)	(625,016,366)	(144,151,389)	(223,727,531)

NET ASSETS:
Beginning of period	$3,982,786,517	$4,607,802,883	$799,707,696	$1,023,435,227

End of period	$3,560,359,399	$3,982,786,517	$655,556,307	$799,707,696

Undistributed net investment income (loss)	$30,917,758	$38,254,474	$(3,575,549)	$(1,580,237)

Capital share transactions in shares:
Shares sold	44,699,626	153,456,745	13,791,944	67,850,452
Reinvested distributions	3,553,217	5,163,250	1,491,861	2,690,795
Shares redeemed	(86,961,000)	(204,063,976)	(30,406,952)	(83,743,182)

Net increase (decrease)	(38,708,157)	(45,443,981)	(15,123,147)	(13,201,935)

Notes to Financial Statements are an integral part of these Statements.

26

Statements of Changes in Net Assets

Driehaus Event Driven Fund
Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014

$344,615	$(354,528)
(5,455,129)	(6,407,895)
11,966,903	(15,218,540)

6,856,389	(21,980,963)

(1,333,974)	—
—	(661,102)

(1,333,974)	(661,102)

79,069,790	313,193,192
1,116,574	612,519
(28,166,540)	(166,896,936)

52,019,824	146,908,775

57,542,239	124,266,710

$166,299,835	$42,033,125

$223,842,074	$166,299,835

$(969,670)	$19,689

7,617,392	28,570,565
107,673	60,466
(2,705,579)	(15,936,011)

5,019,486	12,695,020

Notes to Financial Statements are an integral part of these Statements.

27

Driehaus Active Income Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (Unaudited)	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Net asset value, beginning of period	$10.42	$10.77	$10.67	$10.01	$11.05	$10.81

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.27	0.30	0.44	0.48	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	(0.36)	0.02	0.49	(1.09)	0.20

Total from investment operations	0.15	(0.09)	0.32	0.93	(0.61)	0.56

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)	(0.26)	(0.22)	(0.27)	(0.43)	(0.26)
Net realized gains	—	—	—	—	— †	(0.06)

Total distributions	(0.21)	(0.26)	(0.22)	(0.27)	(0.43)	(0.32)

Net asset value, end of period	$10.36	$10.42	$10.77	$10.67	$10.01	$11.05

Total Return	1.44%[1]	(0.87)%	2.99%	9.34%	(5.61)%	5.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$3,560,359	$3,982,787	$4,607,803	$2,867,021	$2,429,734	$2,183,062
Ratio of total expenses to average net assets	0.95%[2,3]	1.05%[5]	1.14%[7]	1.31%[9]	1.01%[11]	1.79%[13]
Ratio of net investment income to average net assets	3.54%[2,4]	2.51%[6]	2.80%[8]	4.22%[10]	4.44%[12]	3.24%[14]
Portfolio turnover rate	30%[1]	43%	48%	42%	55%	51%

†	Represents less than $0.01 per share.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.79%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.71%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.77%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 2.79%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.79%.

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus Active Income Fund

Financial Highlights — (Continued)

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.15%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.91%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.63%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.88%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.58%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.92%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.12%.

Notes to Financial Statements are an integral part of this Schedule.

29

Driehaus Select Credit Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the year ended December 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011	For the period September 30, 2010* to December 31, 2010
Net asset value, beginning of period	$9.15	$10.17	$9.87	$9.57	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.32	0.32	0.58	0.57	0.05
Net realized and unrealized gain/(loss) on investments	(0.05)	(0.98)	0.33	0.21	(0.84)	0.29

Total from investment operations	0.18	(0.66)	0.65	0.79	(0.27)	0.34

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.26)	(0.32)	(0.31)	(0.49)	(0.42)	(0.06)
Net realized gain	—	(0.04)	(0.04)	—	—	—
Tax return of capital	—	—	—	—	—	(0.02)

Total distributions	(0.26)	(0.36)	(0.35)	(0.49)	(0.42)	(0.08)

Net asset value, end of period	$9.07	$9.15	$10.17	$9.87	$9.57	$10.26

Total Return	1.95%[1]	(6.56)%	6.62%	8.37%	(2.64)%	3.43%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$655,556	$799,708	$1,023,435	$325,123	$184,111	$23,639
Ratio of total expenses to average net assets including waivers and recapture	1.25%[2,3]	1.32%[5]	1.81%[7]	1.69%[9]	1.87%[11]	2.15%[2,13]
Ratio of total expenses to average net assets before waivers and recapture	1.25%[2,3]	1.32%[5]	1.81%[7]	1.69%[9]	1.81%[11]	3.54%[2,13]
Ratio of net investment income to average net assets, including waivers and recapture	4.98%[2,4]	3.24%[6]	3.17%[8]	5.82%[10]	5.75%[12]	1.98%[2,14]
Ratio of net investment income to average net assets, before waivers and recapture	4.98%[2,4]	3.24%[6]	3.17%[8]	5.82%[10]	5.81%[12]	0.59%[2,14]
Portfolio turnover rate	27%[1]	79%	54%	78%	64%	52%[1]

*	Fund commenced operations on September 30, 2010.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.19%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 5.04%.

Notes to Financial Statements are an integral part of this Schedule.

30

Driehaus Select Credit Fund

Financial Highlights — (Continued)

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.12%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 3.43%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.13%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 3.85%.

[9]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.23%.

[10]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets was 6.28%.

[11]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.43%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.37%.

[12]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, including recapture, was 6.20%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before recapture was 6.26%.

[13]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, less waivers, was 1.75%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before waivers was 3.14%.

[14]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets, less waivers, was 2.38%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income to average net assets before waivers was 0.99%.

Notes to Financial Statements are an integral part of this Schedule.

31

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2015 through June 30, 2015 (unaudited)	For the year ended December 31, 2014	For the period August 26, 2013* through December 31, 2013
Net asset value, beginning of period	$10.01	$10.74	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.38	(0.67)	1.09

Total from investment operations	0.40	(0.69)	1.03

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)	—	—
Net realized gains	—	(0.04)	(0.29)

Net asset value, end of period	$10.35	$10.01	$10.74

Total Return	3.94%[1]	(6.35)%	10.35%[1]
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$223,842	$166,300	$42,033
Ratio of total expenses to average net assets including waivers and recapture	1.72%[2,3]	1.80%[5]	3.00%[2,7]
Ratio of total expenses to average net assets before waivers and recapture	1.72%[2,3]	1.80%[5]	3.03%[2,7]
Ratio of net investment income (loss) to average net assets, including waivers and recapture	0.34%[2,4]	(0.17)%[6]	(1.75)%[2,8]
Ratio of net investment income (loss) to average net assets, before waivers and recapture	0.34%[2,4]	(0.17)%[6]	(1.78)%[2,8]
Portfolio turnover rate	157%[1]	315%	104%[1]

*	Fund commenced operations on August 26, 2013.

[1]	Not annualized.

[2]	Annualized.

[3]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 1.38%.

[4]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income (loss) to average net assets was 0.68%.

[5]

The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets, including recapture, was 1.35%. Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets before recapture was 1.35%.

[6]

The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income (loss) to average net assets, including recapture, was 0.28%. Excluding dividends and interest on short positions and interest expense, the ratio of net investment income (loss) to average net assets before recapture was 0.28%.

[7]

The ratio of expenses to average net assets includes dividends and interest on short positions. Excluding dividends and interest on short positions the ratio of expenses to average net assets, less waivers, was 2.00%. Excluding dividends and interest on short positions, the ratio of expenses to average net assets before waivers was 2.03%.

[8]

The ratio of net investment income to average net assets includes dividends and interest on short positions. Excluding dividends and interest on short positions, the ratio of net investment income (loss) to average net assets, less waivers, was (0.75)%. Excluding dividends and interest on short positions, the ratio of net investment income (loss) to average net assets before waivers was (0.78)%.

Notes to Financial Statements are an integral part of this Schedule.

32

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1970, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures,

33

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended June 30, 2015, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund and Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of June 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$122,919,877	$—	$122,919,877
Bank Loans	—	1,189,548,871	—	1,189,548,871
Common Stocks
Auto Manufacturers	29,222,711	—	—	29,222,711
Entertainment	15,136,875	—	—	15,136,875
Internet	8,907,600	—	—	8,907,600
Lodging	2,879,448	—	—	2,879,448
Media	29,604,035	—	—	29,604,035
Miscellaneous Manufacturing	17,572,340	—	—	17,572,340
Oil & Gas	2,535,740	—	—	2,535,740
Oil & Gas Services	11,507,587	—	—	11,507,587
Packaging & Containers	13,373,326	—	—	13,373,326
Pharmaceuticals	46,915,342	—	—	46,915,342
Retail	73,053,100	—	—	73,053,100
Semiconductors	16,384,000	—	—	16,384,000
Telecommunications	19,393,920	—	—	19,393,920
Convertible Corporate Bonds	—	89,735,742	—	89,735,742
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Oil & Gas	34,178,851	—	—	34,178,851
Pharmaceuticals	36,490,300	—	—	36,490,300
Corporate Bonds	—	1,204,011,338	0	1,204,011,338

34

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Banks	$43,504,146	$—	$—	$43,504,146
Holding Companies — Diversified	—	60,474,534	—	60,474,534
Telecommunications	—	44,792,847	—	44,792,847
U.S. Government and Agency Securities	—	69,676,828	—	69,676,828
Warrants	20,219,877	—	—	20,219,877

Total	$420,879,198	$2,781,160,037	$—	$3,202,039,235

Liabilities
Common Stocks
Agriculture	$(672)	$—	$—	$(672)
Healthcare-Services	(4,503,852)	—	—	(4,503,852)
Oil & Gas	(25,128,015)	—	—	(25,128,015)
Oil & Gas Services	(8,055,813)	—	—	(8,055,813)
Packaging & Containers	(5,507,857)	—	—	(5,507,857)
Pharmaceuticals	(26,552,750)	—	—	(26,552,750)
Retail	(33,461,757)	—	—	(33,461,757)
Semiconductors	(27,450,729)	—	—	(27,450,729)
Software	(8,216,490)	—	—	(8,216,490)
Corporate Bonds	—	(55,428,300)	—	(55,428,300)
Exchange-Traded Fund	(21,414,541)	—	—	(21,414,541)
U.S. Government and Agency Securities	—	(15,656,256)	—	(15,656,256)
Written Call Options	—	(1,284,933)	—	(1,284,933)

Total	$(160,292,476)	$(72,369,489)	$—	$(232,661,965)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$21,129,269	$—	$21,129,269
Credit Default Swaps — Liabilities	—	(28,301,203)	—	(28,301,203)
Forward Foreign Currency Contracts — Assets	—	1,162,426	—	1,162,426
Forward Foreign Currency Contracts — Liabilities	—	(216,354)	—	(216,354)
Futures Contracts	2,634,774	—	—	2,634,774
Interest Rate Swaptions	—	2,526,916	—	2,526,916

Total Other Financial Instruments	$2,634,774	$(3,698,946)	$—	$(1,064,172)

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2015	$0

35

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of June 30, 2015, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

As of June 30, 2015, the Active Income Fund held Level 3 investments in Momentive Performance Materials, Inc. corporate bonds, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Momentive filed for Chapter 11 bankruptcy and emerged in 2014. As a part of the ongoing restructuring of the company, the bankruptcy court assigned a zero recovery to these holdings, therefore the corporate bond was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of June 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$103,706,000	$—	$103,706,000
Common Stocks
Auto Manufacturers	8,202,475	—	—	8,202,475
Internet	5,264,620	—	—	5,264,620
Media	6,406,534	—	—	6,406,534
Miscellaneous Manufacturing	5,178,987	—	—	5,178,987
Oil & Gas	11,322,111	—	—	11,322,111
Oil & Gas Services	4,195,600	—	—	4,195,600
Packaging & Containers	4,893,944	—	—	4,893,944
Pharmaceuticals	13,752,863	—	—	13,752,863
Restaurants	5,538,034	—	—	5,538,034
Retail	18,609,300	—	—	18,609,300
Semiconductors	3,123,200	—	—	3,123,200
Telecommunications	5,363,520	—	—	5,363,520
Convertible Corporate Bonds	—	12,748,606	0	12,748,606
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Oil & Gas	1,614,399	—	—	1,614,399
Pharmaceuticals	7,819,350	—	—	7,819,350
Corporate Bonds	—	366,395,982	—	366,395,982
Purchased Put Options	14,341,250	259,000	—	14,600,250
Warrants	355,208	—	—	355,208

Total	$115,981,395	$483,109,588	$—	$599,090,983

Liabilities
Common Stocks
Agriculture	$(448)	$—	$—	$(448)
Healthcare — Services	(633,515)	—	—	(633,515)
Oil & Gas Services	(3,280,211)	—	—	(3,280,211)
Packaging & Containers	(1,994,972)	—	—	(1,994,972)
Pharmaceuticals	(5,689,875)	—	—	(5,689,875)

36

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Liabilities	Level 1	Level 2	Level 3	Total
Retail	$(9,551,117)	$—	$—	$(9,551,117)
Semiconductors	(6,861,481)	—	—	(6,861,481)
Software	(901,334)	—	—	(901,334)
Corporate Bonds	—	(7,000,000)	—	(7,000,000)
U.S. Government and Agency Securities	—	(2,054,884)	—	(2,054,884)
Written Put Options	(12,050,500)	—	—	(12,050,500)

Total	$(40,963,453)	$(9,054,884)	$—	$(50,018,337)

Other Financial Instruments*
Credit Default Swaps — Assets	$—	$3,035,914	$—	$3,035,914
Credit Default Swaps — Liabilities	—	(2,862,126)	—	(2,862,126)
Forward Foreign Currency Contracts — Asset	—	699,210	—	699,210
Forward Foreign Currency Contracts — Liability	—	(24,352)	—	(24,352)
Futures Contracts	663,541	—	—	663,541
Interest Rate Swaptions	—	690,814	—	690,814

Total Other Financial Instruments	$663,541	$1,539,460	$—	$2,203,001

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2015	$0

As of June 30, 2015, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Momentive Performance Materials, Inc. corporate bonds, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2015:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufacturers	$9,899	$—	$—	$9,899
Auto Parts & Equipment	6,692,475	—	—	6,692,475
Beverages	8,865,870	—	—	8,865,870
Biotechnology	10,106,727	—	—	10,106,727
Food	18,493,815	—	—	18,493,815
Healthcare — Products	15,451,318	—	—	15,451,318
Household Products/Wares	2,363,916	—	—	2,363,916

37

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Level 1	Level 2	Level 3	Total
Internet	$4,578,240	$—	$—	$4,578,240
Machinery — Construction & Mining	5,428,480	—	—	5,428,480
Media	26,877,880	—	—	26,877,880
Miscellaneous Manufacturing	3,484,600	—	—	3,484,600
Oil & Gas	4,818,690	—	—	4,818,690
Packaging & Containers	6,954,531	—	—	6,954,531
Pharmaceuticals	35,744,999	—	—	35,744,999
Retail	17,565,420	—	—	17,565,420
Semiconductors	1,922,000	—	—	1,922,000
Telecommunications	10,513,920	—	—	10,513,920
Transportation	4,867,183	—	—	4,867,183
Convertible Corporate Bonds	—	7,382,812	—	7,382,812
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Corporate Bonds	—	8,494,465	—	8,494,465
Purchased Call Options	2,341,800	424,100	—	2,765,900
Purchased Put Options	3,294,000	664,750	—	3,958,750
Warrants	30,303	—	—	30,303

Total	$190,406,066	$16,966,127	$—	$207,372,193

Liabilities
Common Stocks
Biotechnology	$(3,066,992)	$—	$—	$(3,066,992)
Packaging & Containers	(2,602,137)	—	—	(2,602,137)
Retail	(6,867,010)	—	—	(6,867,010)
U.S. Government & Agency Securities	—	(6,263,086)	—	(6,263,086)
Exchange-Traded Funds	(21,438,554)	—	—	(21,438,554)

Total	$(33,974,693)	$(6,263,086)	$—	$(40,237,779)

Other Financial Instruments*
Futures Contracts	$110,744	$—	$—	$110,744

Total Other Financial Instruments	$110,744	$—	$—	$110,744

*	Other financial instruments are futures contracts, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2014	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of June 30, 2015	$0

38

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of June 30, 2015, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” on the Statements of Assets and Liabilities. Each Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Funds on the Statements of Operations.

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

The FASB’s “Accounting for Uncertainty in Income Taxes” (“Tax Statement”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of the Tax Statement and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2015. The Funds file tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax years ended December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014 remain subject to examination by taxing authorities.

For Federal income tax purposes, capital loss carryforwards represent net capital losses of a fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the Federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for up to eight years, and were required to be carried forward as short-term capital losses, irrespective of the character of the original loss. New net capital losses (those earned in taxable years beginning after December 22, 2010) may be carried forward indefinitely and must retain the character of the original loss. Such new net capital losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

At June 30, 2015, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,244,701,158	$629,113,117	$210,947,800

Gross unrealized appreciation	$50,006,030	$8,475,761	$5,051,159
Gross unrealized depreciation	(92,667,953)	(38,497,895)	(8,626,766)

Net unrealized depreciation on investments	$(42,661,923)	$(30,022,134)	$(3,575,607)

39

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

The tax character of distributions paid were as follows:

Active Income Fund
Distributions paid from:	January 1, 2014 to December 31, 2014	January 1, 2013 to December 31, 2013
Ordinary income	$110,661,412	$74,335,357

Total distributions paid	$110,661,412	$74,335,357

Select Credit Fund
Distributions paid from:	January 1, 2014 to December 31, 2014	January 1, 2013 to December 31, 2013
Ordinary income	$40,566,938	$24,212,783

Total distributions paid	$40,566,938	$24,212,783

Event Driven Fund
Distributions paid from:	January 1, 2014 to December 31, 2014	August 26, 2013 to December 31, 2013*
Ordinary income	$638,265	$871,553
Long-term capital gains	22,837	153,397

Total distributions paid	$661,102	$1,024,950

*	The Fund commenced operations on August 26, 2013.

As of December 31, 2014, the components of accumulated earnings (deficit) were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Undistributed ordinary income	$19,967,284	$2,145,309	$—
Undistributed long-term capital gains	—	—	—

Accumulated earnings	19,967,284	2,145,309	—
Accumulated capital and other losses	(236,840,012)	(41,970,431)	(6,153,189)
Unrealized appreciation (depreciation)	(28,675,404)	(68,018,618)	(11,170,522)

Total accumulated earnings (deficit)	$(245,548,132)	$(107,843,740)	$(17,323,711)

As of December 31, 2014, the Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Active Income Fund	$169,596,431	$67,243,581
Select Credit Fund	33,409,624	8,560,807
Event Driven Fund	4,507,235	1,481,063

40

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ following taxable year. As of December 31, 2014, the Funds had the following qualified late-year ordinary losses:

Late-Year Ordinary Losses
Active Income Fund	$—
Select Credit Fund	—
Event Driven Fund	164,891

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Select Credit Fund and Event Driven Fund held portfolio hedges as of June 30, 2015 as disclosed in the Schedule of Investments.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2015, the Active Income Fund had unfunded senior bridge loan commitments of $25,000,000. The Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the

41

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At June 30, 2015, the Funds had no such outstanding senior loan participation commitments.

B.  INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at June 30, 2015 for the Active Income Fund, Select Credit Fund and Event Driven Fund was $80,000,000, $20,000,000 and $0, respectively.

42

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of June 30, 2015, the Active Income Fund and Select Credit Fund had outstanding swap contracts as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities. The Event Driven Fund had no outstanding swap contracts at June 30, 2015.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of June 30, 2015, the Funds had outstanding futures contracts as listed in the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2015 through June 30, 2015, were as follows:

Active Income Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	—	$—
Options written	42,202	51,867,209
Options closed	(11,550)	(24,099,888)
Options expired	(13,127)	(25,503,271)

Options outstanding at June 30, 2015	17,525	$2,264,050

43

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2015 through June 30, 2015, were as follows:

Select Credit Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	10,320	$829,949
Options written	11,550	29,573,738
Options closed	(7,700)	(18,031,592)
Options expired	(10,320)	(829,949)

Options outstanding at June 30, 2015	3,850	$11,542,146

The premium amount and the number of option contracts written by the Event Driven Fund during the period January 1, 2015 through June 30, 2015, were as follows:

Event Driven Fund	Number of Contracts	Premium Amount
Options outstanding at December 31, 2014	—	$—
Options written	3,580	437,596
Options closed	(1,580)	(297,979)
Options expired	—	—
Options exercised	(2,000)	(139,617)

Options outstanding at June 30, 2015	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of June 30, 2015, the Funds had outstanding options as listed on the Schedule of Investments and the required collateral is included in the Statements of Assets and Liabilities.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2015, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments. The Event Driven Fund had no outstanding swaptions at June 30, 2015.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

44

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. As of June 30, 2015, the Active Income Fund and Select Credit Fund had forward foreign currency contracts as listed in the Schedule of Investments. The Event Driven Fund had no outstanding forward foreign currency contracts at June 30, 2015.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Active Income Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$4,465,300
Interest rate contracts	Purchased swaptions, at fair value	2,526,916
Currency contracts	Unrealized appreciation on forward foreign currency contracts	1,162,426
Interest rate contracts	N/A*	2,634,774

Total		$10,789,416

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized depreciation on open swap contracts	$16,352,559
Currency contracts	Unrealized depreciation on forward foreign currency contracts	216,354
Equity contracts	Written options, at fair value	1,284,933

Total		$17,853,846

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities

45

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Select Credit Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Credit contracts	Unrealized appreciation on open swap contracts	$701,629
Equity contracts	Purchased options, at fair value	14,600,250
Currency contracts	Unrealized appreciation on forward foreign currency contracts	699,210
Interest rate contracts	Purchased swaptions, at fair value	690,814
Interest rate contracts	N/A*	663,541

Total		$17,355,444

	Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Currency contracts	Unrealized depreciation on forward foreign currency contracts	$24,352
Credit contracts	Unrealized depreciation on open swap contracts	1,862,735
Equity contracts	Written options, at fair value	12,050,500

Total		$13,937,587

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities

The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2015:

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair Value
Equity contracts	Purchased options, at fair value	$6,724,650
Equity contracts	N/A*	110,744

Total		$6,835,394

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities

The following table sets forth the Active Income Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Commodity contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$(2,687,570)	$—	$(51,699,861)	$—	$(54,387,431)
Purchased swaptions contracts	—	—	—	—	(12,775,846)	(12,775,846)
Written options contracts	—	—	—	46,345,597	—	46,345,597
Forward foreign currency contracts	—	—	(439,947)	—	—	(439,947)
Futures contracts	—	—	—	—	(7,138,588)	(7,138,588)
Swap contracts	(9,657,206)	—	—	—	—	(9,657,206)

Total	$(9,657,206)	$(2,687,570)	$(439,947)	$(5,354,264)	$(19,914,434)	$(38,053,421)

46

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Select Credit Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Commodity contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$700,030	$—	$(17,865,888)	$—	$(17,165,858)
Purchased swaptions contracts	—	—	—	—	(4,649,605)	(4,649,605)
Written options contracts	—	—	—	17,494,483	—	17,494,483
Forward foreign currency contracts	—	—	8,474,908	—	—	8,474,908
Futures contracts	—	—	—	—	(3,094,532)	(3,094,532)
Swap contracts	(2,360,575)	—	—	—	—	(2,360,575)

Total	$(2,360,575)	$700,030	$8,474,908	$(371,405)	$(7,744,137)	$(1,301,179)

The following table sets forth the Event Driven Fund’s net realized gain/loss by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Credit contracts	Currency contracts	Equity contracts	Interest rate contracts	Total
Purchased options contracts	$—	$—	$(726,969)	$—	$(726,969)
Purchased swaptions contracts	—	—	—	(980,200)	(980,200)
Written options contracts	—	—	204,836	—	204,836
Forward foreign currency contract	—	362,311	—	—	362,311
Futures contracts	—	—	(340,014)	—	(340,014)
Swap contracts	(715,965)	—	(287,678)	—	(1,003,643)

Total	$(715,965)	$362,311	$(1,149,825)	$(980,200)	$(2,483,679)

The following table sets forth the Active Income Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased swaptions contracts	$—	$—	$—	$2,349,801	$2,349,801
Written options contracts	—	979,117	—	—	979,117
Futures contracts	—	—	—	3,247,535	3,247,535
Swap contracts	6,846,619	—	—	—	6,846,619
Forward foreign currency contracts	—	—	769,384	—	769,384

Total	$6,846,619	$979,117	$769,384	$5,597,336	$14,192,456

The gross notional amount and the number of contracts for the Active Income Fund as of June 30, 2015 are included on the Schedule of Investments. The fair value of such contracts at June 30, 2015 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	563,018
Futures Contracts — Short	number of contracts	(2,913)
Swap Contracts	gross notional amount	$794,926,800
Swaptions Contracts — Purchased	gross notional amount	$645,400,000
Forward Contracts — Long	fair value	$3,890,349
Forward Contracts — Short	fair value	$(20,024,802)

47

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Select Credit Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Commodity contracts	Equity contracts	Interest rate contracts	Currency contracts	Total
Purchased options contracts	$—	$(1,517,140)	$(3,050)	$—	$—	$(1,520,190)
Purchased swaptions contracts	—	—	—	1,157,057	—	1,157,057
Written options contracts	—	—	(1,322,204)	—	—	(1,322,204)
Forward foreign currency contracts	—	—	—	—	(4,412,326)	(4,412,326)
Futures contracts	—	—	—	800,964	—	800,964
Swap contracts	200,532	—	—	—	—	200,532

Total	$200,532	$(1,517,140)	$(1,325,254)	$1,958,021	$(4,412,326)	$(5,096,167)

The gross notional amount and the number of contracts for the Select Credit Fund as of June 30, 2015 are included on the Schedule of Investments. The fair value of such contracts at June 30, 2015 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	164,857
Futures Contracts — Short	number of contracts	(964)
Swap Contracts	gross notional amount	$237,970,800
Swaptions Contracts — Purchased	gross notional amount	$202,600,000
Forward Contracts — Long	fair value	$1,179,222
Forward Contracts — Short	fair value	$(57,633,474)

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation/depreciation by primary risk exposure and by type of derivative contract for the period January 1, 2015 through June 30, 2015:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Credit contracts	Equity contracts	Currency contracts	Interest rate contracts	Total
Purchased options contracts	$—	$(926,928)	$—	$—	$(926,928)
Purchased swaptions contracts	—	—	—	980,078	980,078
Futures contracts	—	249,236	—	—	249,236
Swap contracts	195,347	—	—	—	195,347
Forward foreign currency contracts	—	—	(10,768)	—	(10,768)

Total	$195,347	$(677,692)	$(10,768)	$980,078	$486,965

The gross notional amount and the number of contracts for the Event Driven Fund as of June 30, 2015 are included on the Schedule of Investments. The fair value of such contracts at June 30, 2015 is set forth in the table below.

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount / Number
Options Contracts — Purchased	number of contracts	4,015,475
Futures Contracts — Short	number of contracts	(95)
Swap Contracts	gross notional amount	$19,392,000
Swaptions Contracts — Purchased	gross notional amount	$45,200,000
Forward Contracts — Long	fair value	$686,824
Forward Contracts — Short	fair value	$(6,494,204)

48

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Disclosures about Offsetting Assets and Liabilities

Each Fund is subject to the FASB’s “Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Funds’ do not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statements of Assets and Liabilities.

The following table presents the Active Income Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Active Income Fund as of June 30, 2015:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$4,465,300	$(3,903,112)	$—	$562,188

The following table presents the Active Income Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Active Income Fund as of June 30, 2015:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$16,352,559	$(3,903,112)	$(12,449,447)	$—
Unrealized depreciation on forward foreign currency contracts	216,354	—	(216,354)	—
Written options, at fair value	1,284,933	—	(1,284,933)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

The following table presents the Select Credit Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Select Credit Fund as of June 30, 2015:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount[1]
Unrealized appreciation on open swap contracts	$701,629	$(291,192)	$—	$410,437

The following table presents the Select Credit Fund’s derivative liabilities by type, net of amounts available for offset under a MNA and net of the related collateral pledged by the Select Credit Fund as of June 30, 2015:

Description	Gross Amounts Recognized in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount[2]
Unrealized depreciation on open swap contracts	$1,862,735	$(291,192)	$(1,571,543)	$—
Unrealized depreciation on forward foreign currency contracts	24,352	—	(24,352)	—
Written options, at fair value	12,050,500	—	(12,050,500)	—

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Net amount represents the net amount payable to the counterparty in the event of default.

49

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

C.  INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, an Interested Trustee of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, the Funds pay the Adviser an annual management fee on a monthly basis of 0.55%, 0.80% and 1.00% of average daily net assets, respectively, for the Active Income Fund, Select Credit Fund and Event Driven Fund.

DCM has entered into a written agreement to cap the Event Driven Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses and extraordinary expenses) at 2.00% of average daily net assets until at least August 25, 2016. For this same time period, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Event Driven Fund’s expense ratio remains below the operating expense cap. For the period January 1, 2015 through June 30, 2015, the Event Driven Fund did not have any fees waived by DCM and as of June 30, 2015, there are no amounts subject to recapture.

The Active Income Fund accrued $10,133,357 for investment advisory fees during the period January 1, 2015 through June 30, 2015, of which $1,625,347 was payable to DCM at June 30, 2015. The Select Credit Fund accrued $2,902,085 for investment advisory fees during the period January 1, 2015 through June 30, 2015, and $442,717 was payable to DCM at June 30, 2015. The Event Driven Fund accrued $1,021,061 for investment advisory fees during the period from January 1, 2015 through June 30, 2015, and $188,470 was payable to DCM at June 30, 2015.

DS LLC is the Funds’ distributor. DS LLC does not earn any compensation from the Funds for these services. DS LLC has entered into a Fee Reimbursement Agreement with each of the Funds. Under these agreements, the Funds reimburse DS LLC for certain fees paid by DS LLC to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Fund. Currently, the amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. As of June 30, 2015, the Active Income Fund, Select Credit Fund and Event Driven Fund owe $556,717, $154,125 and $33,129, respectively, in reimbursements to DS LLC under these agreements, which are included in accrued shareholder services plan fees on the Statements of Assets and Liabilities.

Certain officers of the Trust are also officers of DCM and DS LLC. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2015 through June 30, 2015.

UMB Fund Services, Inc. (“UMBFS”), an affiliate of UMB Financial Corporation, serves as the Funds’ administrative and accounting agent. In compensation for these services, UMBFS earns the larger of a monthly minimum fee or a monthly fee based upon each Fund’s average daily net assets. UMBFS also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, UMBFS earns a monthly fee based in part on shareholder processing activity during the month.

D.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding swaps, options, futures, short-term securities and U.S. government obligations) for the Active Income Fund, Select Credit Fund and Event Driven Fund for the period January 1, 2015 through June 30, 2015, were as follows:

Active Income Fund		Select Credit Fund		Event Driven Fund
Purchases	$1,016,731,119	Purchases	$168,974,170	Purchases	$325,711,547
Sales	$1,203,584,305	Sales	$270,517,519	Sales	$266,609,831

E.   RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2015, the Funds held restricted securities as denoted on the Schedule of Investments.

50

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

F.   LINE OF CREDIT

Driehaus Active Income Fund, Driehaus Select Credit Fund and Driehaus Event Driven Fund have, together with certain other funds in the Trust, obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5%, or 1.75%, whichever is greater. At June 30, 2015 the Funds had no outstanding borrowings under the line of credit.

G.   SHAREHOLDER SERVICING AGREEMENTS

The Active Income Fund and Select Credit Fund have a Shareholder Servicing Agreement (the “Agreement”) in place with a shareholder. Under the terms of this Agreement, the Active Income Fund and Select Credit Fund make payments for services provided on behalf of the Active Income Fund and Select Credit Fund. Such services may include, but shall not be limited to: transfer agent and sub-transfer agent services; aggregating and processing purchase and redemption orders; providing periodic statements; receiving and transmitting funds; processing dividend payments; providing sub-accounting services; forwarding shareholder communications; receiving, tabulating and transmitting proxies; responding to inquiries and performing such other related services as the Active Income Fund and Select Credit Fund may request. The Shareholder Services Plan allows for annual payments not to exceed 0.25% of average daily net assets of the Funds. For the period January 1, 2015 through June 30, 2015, the Active Income Fund and Select Credit Fund had expenses of $53,862 and $3,176, respectively, under the terms of this Agreement with this shareholder.

51

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2015.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus Active Income Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000.00	$1,014.40	$4.74
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,020.08	$4.76

Driehaus Select Credit Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000.00	$1,019.50	$6.26
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.60	$6.26

52

Fund Expense Examples — (Continued)

Driehaus Event Driven Fund

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Six Months Ended June 30, 2015*
Actual	$1,000.00	$1,039.40	$8.70
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.27	$8.60

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

Driehaus Active Income Fund	0.95%
Driehaus Select Credit Fund	1.25%
Driehaus Event Driven Fund	1.72%

53

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date August 28, 2015

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date August 28, 2015

*	Print the name and title of each signing officer under his or her signature.